                          GOLD TRACK SELECT PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We").


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) you select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
DELAWARE VIP TRUST -- STANDARD CLASS               Lord Abbett Mid Cap Value
  Delaware VIP Small Cap Value Series                 Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Met/AIM Small Cap Growth Portfolio -- Class
  PRODUCTS -- SERVICE CLASS 2                         A
  Contrafund(R) Portfolio                          MFS(R) Emerging Markets Equity
  Mid Cap Portfolio                                   Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     MFS(R) Research International
  TRUST -- CLASS 2                                    Portfolio -- Class B
  Templeton Developing Markets Securities          Oppenheimer Capital Appreciation
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                PIMCO Inflation Protected Bond
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class A
  Enterprise Portfolio                             PIMCO Total Return Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Fund Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        Pioneer Strategic Income Portfolio -- Class
     Portfolio -- Class I                             A
  Legg Mason Partners Variable Capital and         Third Avenue Small Cap Value
     Income Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Partners Variable Fundamental         Van Kampen Comstock Portfolio -- Class B
     Value Portfolio -- Class I                  METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Large Cap           Barclays Capital Aggregate Bond Index
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Small Cap           BlackRock Aggressive Growth
     Growth Portfolio -- Class I                      Portfolio -- Class D
  Legg Mason Partners Variable Social              BlackRock Bond Income Portfolio -- Class A
     Awareness Portfolio                           BlackRock Diversified Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          BlackRock Large Cap Value
  Legg Mason Partners Variable Adjustable             Portfolio -- Class B
     Rate Income Portfolio                         BlackRock Legacy Large Cap Growth
  Legg Mason Partners Variable High Income            Portfolio -- Class A
     Portfolio                                     BlackRock Money Market Portfolio -- Class A
MET INVESTORS SERIES TRUST                         Davis Venture Value Portfolio -- Class A
  American Funds Balanced Allocation               FI Value Leaders Portfolio -- Class D
     Portfolio -- Class C                          MetLife Aggressive Allocation
  American Funds Growth Allocation                    Portfolio -- Class B
     Portfolio -- Class C                          MetLife Conservative Allocation
  American Funds Moderate Allocation                  Portfolio -- Class B
     Portfolio -- Class C                          MetLife Conservative to Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Moderate to Aggressive Allocation
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      MetLife Stock Index Portfolio -- Class A
  Harris Oakmark International                     MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Janus Forty Portfolio -- Class A                 Morgan Stanley EAFE(R) Index
  Lazard Mid Cap Portfolio -- Class A                 Portfolio -- Class A
  Legg Mason Partners Aggressive Growth            Oppenheimer Global Equity
     Portfolio -- Class B                             Portfolio -- Class B
  Legg Mason Value Equity Portfolio -- Class       Russell 2000(R) Index Portfolio -- Class A
     B                                             T. Rowe Price Large Cap Growth
                                                      Portfolio -- Class B
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED: MAY 1, 2009

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    14
The Annuity Contract and Your Retirement Plan...........................    14
The Annuity Contract....................................................    15
  Contract Owner Inquiries..............................................    16
  Allocated Contracts...................................................    16
  Unallocated Contracts.................................................    16
  Purchase Payments.....................................................    16
  Purchase Payments -- Section 403(b) Plans.............................    16
  Accumulation Units....................................................    17
  The Funding Options...................................................    17
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    24
  Met Investors Series Trust -- Asset Allocation Portfolios.............    24
Charges and Deductions..................................................    24
  General...............................................................    24
  Surrender Charge......................................................    25
  Free Withdrawal Allowancee............................................    26
  Mortality and Expense Risk Charge.....................................    26
  Funding Option Expenses...............................................    26
  Variable Liquidity Benefit Charge.....................................    27
  Administrative Charge.................................................    27
  TPA Administrative Charges............................................    27
  Premium Tax...........................................................    27
  Changes in Taxes Based upon Premium or Value..........................    27
  Account Reduction Loan Fees...........................................    28
Transfers...............................................................    28
  Market Timing/Excessive Trading.......................................    28
  Dollar Cost Averaging.................................................    30
Access to Your Money....................................................    31
  Systematic Withdrawals................................................    31
  Account Reduction Loans...............................................    32
Ownership Provisions....................................................    32
  Types of Ownership....................................................    32
  Contract Owner........................................................    32
  Beneficiary...........................................................    32
  Annuitant.............................................................    32
Death Benefit...........................................................    33
  Death Benefit Proceeds Prior to the Maturity Date.....................    33
  Payment of Proceeds...................................................    33
  Death Proceeds after the Maturity Date................................    34
  Total Control Account.................................................    34
The Annuity Period......................................................    34
  Maturity Date.........................................................    34
  Allocation of Annuity.................................................    35
  Variable Annuity......................................................    35
  Fixed Annuity.........................................................    35
  Election of Options...................................................    36
  Retired Life Certificate..............................................    36
  Allocation of Cash Surrender Value During the Annuity Period..........    36
  Annuity Options.......................................................    36
  Variable Liquidity Benefit............................................    37
Miscellaneous Contract Provisions.......................................    38
  Right to Return.......................................................    38
  Termination of Allocated Contracts....................................    38
  Contract Exchanges....................................................    39
  Suspension of Payments................................................    39
  Misstatement..........................................................    40
The Separate Account....................................................    40
  Performance Information...............................................    41
Federal Tax Considerations..............................................    41
  General...............................................................    42
  Separate Account Charges..............................................    43
  Qualified Contracts...................................................    43
  TSAs (ERISA and non-ERISA) - 403(b)...................................    45
  457(b) Plans..........................................................    47
  403(a)................................................................    48
  KEOGH.................................................................    48
  401(k)................................................................    48
  Puerto Rico Tax Considerations........................................    48
Other Information.......................................................    51
  The Insurance Company.................................................    51
  Financial Statements..................................................    51
  Distribution of the Contracts.........................................    51
  Conformity with State and Federal Laws................................    53
  Voting Rights.........................................................    53
  Contract Modification.................................................    54
  Postponement of Payment (the "Emergency Procedure")...................    54
  Restrictions on Financial Transactions................................    54
  Legal Proceedings.....................................................    54
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previoulsy deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Cotnract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which we have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:

                            GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrators.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum Subaccount administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, we may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, we can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the business day on which our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transferContract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
SURRENDER CHARGE:......................................................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE..................................   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE.................................   $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:.....................................       5%(3)


As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

Funding Option Administrative Charge...................................   0.10%
(As a percentage of amounts allocated to the Funding Options under allocated Contracts)


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

Mortality & Expense Risk Charge........................................   1.20%(4)
(As a percentage of average daily net assets of the Separate Account)


---------
(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:

CONTRACT YEAR    SURRENDER CHARGE
-------------    ----------------
     0-2                5%
     3-4                4%
     5-6                3%
     7-8                2%
      9+                0%


(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.

CONTRACT YEAR    WITHDRAWAL CHARGE
-------------    -----------------
     0-2                 5%
     3-4                 4%
     5-6                 3%
     7-8                 2%
      9+                 0%


(4) We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and 0.11% of the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and

      Income -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond
      Portfolio -- Class A for the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.72% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B of the Met Investors Series Trust; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth
      Portfolio -- Class B of the Metropolitan Series Fund, Inc.; and the amount, if any, equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.79%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.27%       0.25%      0.01%           --          0.53%          --          0.53%
DELAWARE VIP TRUST -- STANDARD
  CLASS
  Delaware VIP Small Cap Value
     Series......................    0.73%         --       0.12%           --          0.85%          --          0.85%(1)
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
  Dynamic Capital Appreciation
     Portfolio+..................    0.56%       0.25%      0.31%           --          1.12%          --          1.12%
  Mid Cap Portfolio..............    0.56%       0.25%      0.12%           --          0.93%          --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............    1.24%       0.25%      0.29%         0.01%         1.79%        0.01%         1.78%(2)
  Templeton Foreign Securities
     Fund........................    0.64%       0.25%      0.15%         0.02%         1.06%        0.02%         1.04%(2)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........    0.64%       0.25%      0.03%           --          0.92%          --          0.92%
  Worldwide Portfolio+...........    0.50%       0.25%      0.03%           --          0.78%          --          0.78%(3)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I+++.....    0.75%         --       0.04%           --          0.79%          --          0.79%(4)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.70%         --       0.06%         0.01%         0.77%          --          0.77%(4)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I........    0.75%         --       0.16%           --          0.91%          --          0.91%(4)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio+++................    0.65%         --       0.24%           --          0.89%          --          0.89%(4)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.05%           --          0.80%          --          0.80%(4)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++....    0.85%         --       0.20%           --          1.05%          --          1.05%(4)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I+..........................    0.64%         --       0.09%           --          0.73%          --          0.73%(4)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.08%           --          0.83%          --          0.83%(4)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.19%           --          0.94%          --          0.94%(4)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.24%           --          0.91%          --          0.91%(4)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.42%           --          1.22%          --          1.22%(4)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.11%           --          0.71%          --          0.71%(4)
  Legg Mason Partners Variable
     Money Market Portfolio+++...    0.45%         --       0.09%           --          0.54%          --          0.54%(5)
MET INVESTORS SERIES TRUST
  American Funds Balanced
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.05%         0.40%         1.10%        0.05%         1.05%(6)
  American Funds Growth
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.05%         0.38%         1.08%        0.05%         1.03%(6)
  American Funds Moderate
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.05%         0.42%         1.12%        0.05%         1.07%(6)
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.04%           --          0.77%          --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.63%         --       0.06%           --          0.69%          --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.07%           --          0.86%          --          0.86%
  Harris Oakmark International
     Portfolio -- Class A........    0.78%         --       0.07%           --          0.85%          --          0.85%
  Janus Forty Portfolio -- Class
     A...........................    0.64%         --       0.03%           --          0.67%          --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.05%           --          0.74%          --          0.74%(7)
  Legg Mason Partners Aggressive
     Growth Portfolio -- Class
     B...........................    0.63%       0.25%      0.02%           --          0.90%          --          0.90%
  Legg Mason Value Equity
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.50%         --       0.03%           --          0.53%          --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.50%       0.25%      0.03%           --          0.78%          --          0.78%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.07%           --          1.00%          --          1.00%(8)
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.03%           --          0.89%          --          0.89%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........    0.98%         --       0.13%           --          1.11%          --          1.11%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.06%           --          1.01%          --          1.01%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........    0.59%         --       0.03%           --          0.62%          --          0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.49%         --       0.04%           --          0.53%          --          0.53%
  PIMCO Total Return
     Portfolio -- Class B++++....    0.48%       0.25%      0.05%           --          0.78%          --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................    0.70%         --       0.29%           --          0.99%          --          0.99%(9)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.04%           --          1.02%          --          1.02%
  Van Kampen Comstock
     Portfolio -- Class B++++....    0.58%       0.25%      0.03%           --          0.86%          --          0.86%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.19%           --          1.14%          --          1.14%(10)
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(11)
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.72%       0.10%      0.05%           --          0.87%          --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.05%           --          0.43%        0.01%         0.42%(12)
  BlackRock Diversified
     Portfolio -- Class A++++....    0.45%         --       0.04%           --          0.49%          --          0.49%
  BlackRock Large Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.05%           --          0.97%          --          0.97%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................    0.73%         --       0.05%           --          0.78%        0.01%         0.77%(13)
  BlackRock Money Market
     Portfolio -- Class A........    0.32%         --       0.02%           --          0.34%        0.01%         0.33%(14)
  Davis Venture Value
     Portfolio -- Class A........    0.70%         --       0.03%           --          0.73%        0.04%         0.69%(15)
  FI Value Leaders
     Portfolio -- Class D........    0.65%       0.10%      0.06%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class B+.......    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.03%         0.72%         1.10%        0.03%         1.07%(16)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.02%         0.56%         0.93%        0.02%         0.91%(16)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.09%       0.25%      0.01%         0.61%         0.96%          --          0.96%(16)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.65%         0.97%          --          0.97%(16)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.68%         1.00%          --          1.00%(16)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(11)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.08%           --          0.80%        0.07%         0.73%(17)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(18)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.52%       0.25%      0.09%           --          0.86%          --          0.86%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(11)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.48%         --       0.04%           --          0.52%          --          0.52%
WELLS FARGO VARIABLE TRUST
  VT Small/Mid Cap Value Fund+...    0.75%       0.25%      0.69%           --          1.69%        0.55%         1.14%(19)


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.

(1) Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets, however this fee is not applicable to the Standard Class shares available in Your Contact.

(2) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(3) The Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.60% and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the management fee.
(4) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(5) Other Expenses include Treasury Guarantee Program expenses of 0.025% which were incurred for the period September 19, 2008 through April 30, 2009. Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(6) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.
(7) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.
(8) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.
(9) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.
(10) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.
(14) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million. Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.
(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.
(16) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.

(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.
(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.

(19) The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% million for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion, and 0.60% for assets over $5 billion. Other Expenses includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund. The adviser has committed through April 30, 2010 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with the approval of the Board of Trustees.


++++ This portfolio is not available for investment prior to May 4, 2009. If You select the PIMCO VIT Total Return Portfolio, the Van Kampen Life Investment Trust Comstock Portfolio, the Legg Mason Partners Managed Assets Portfolio, the Legg Mason Partners Variable Equity Index Portfolio or the Capital Guardian U.S. Equity Portfolio on Your application and We receive Your application on or after May 1, 2009, Your Purchase Payments will automatically be allocated to the PIMCO Total Return Portfolio, Van Kampen Comstock Portfolio, the BlackRock Diversified Portfolio, the MetLife Stock Index Portfolio or the Pioneer Fund Portfolio, respectively, because the PIMCO VIT Total Return Portfolio, the Van Kampen Life Investment Trust Comstock Portfolio, the Legg Mason Partners Managed Assets Portfolio, the Legg Mason Partners Variable Equity Index Portfolio and the Capital Guardian U.S. Equity Portfolio are being merged into or replaced by the PIMCO Total Return Portfolio, Van Kampen Comstock Portfolio, the BlackRock Diversified Portfolio, the MetLife Stock Index Portfolio and the Pinoeer Fund Portfolio, respectively, after 4:00 p. m. Eastern Time on May 1, 2009.

      If You select the FI Large Cap Portfolio or the Met/AIM Capital Appreciation Portfolio on Your application and We receive Your application on or after May 1, 2009, Your Purchase Payments will automatically be allocated to the BlackRock Legacy Large Cap Growth Portfolio because the FI Large Cap Portfolio and the Met/AIM Capital Appreciation Portfolio are being merged into the BlackRock Legacy Large Cap Growth Portfolio after 4
      p. m. Eastern Time on May 1, 2009.

EXAMPLE

The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE 1

                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $824       $1,348      $1,945      $3,495      $324        $988       $1,675
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $674       $  899      $1,197      $2,014      $174        $539       $  927
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,495
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $2,014


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement Annuity does not provide any additional tax deferral benefits beyond those provided by the Plan or the individual retirement Annuity. Accordingly, if You are purchasing this Contract through a Plan or individual retirement Annuity, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

Because the Contract proceeds must be distributed within the time periods required by the Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuations provisions of this Contract will not be available to such partner or same sex marriage spouse.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract/Certificate, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks capital appreciation          Capital Research and Management
  Fund                             through stocks.                     Company
American Funds Growth Fund         Seeks capital appreciation          Capital Research and Management
                                   through stocks.                     Company
American Funds Growth-Income       Seeks both capital appreciation     Capital Research and Management
  Fund                             and income.                         Company
DELAWARE VIP TRUST -- STANDARD
  CLASS
Delaware VIP Small Cap Value       Seeks capital appreciation.         Delaware Management Company
  Series
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio+                                                           Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC Subadviser: Franklin
                                                                       Templeton Investment Management
                                                                       Limited

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio+               Seeks long-term growth of           Janus Capital Management LLC
                                   capital in a manner consistent
                                   with the preservation of
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC Subadviser:
  Portfolio -- Class I+                                                ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks total return (that is, a      Legg Mason Partners Fund
  Capital and Income               combination of income and long-     Advisor, LLC Subadvisers:
  Portfolio -- Class I             term capital appreciation).         Western Asset Management
                                                                       Company; ClearBridge Advisors,
                                                                       LLC; Western Asset Management
                                                                       Company Limited
Legg Mason Partners Variable       Seeks capital appreciation,         Legg Mason Partners Fund
  Dividend Strategy Portfolio+     principally through investments     Advisor, LLC Subadviser:
                                   in dividend-paying stocks.          ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental Value                Current income is a secondary       Advisor, LLC Subadviser:
  Portfolio -- Class I             consideration.                      ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks total return on assets        Legg Mason Partners Fund
  International All Cap            from growth of capital and          Advisor, LLC Subadviser: Global
  Opportunity Portfolio+           income.                             Currents Investment Management,
                                                                       LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Investors Portfolio -- Class     capital. Current income is a        Advisor, LLC Subadviser:
  I+                               secondary objective.                ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks capital appreciation and      Legg Mason Partners Fund
  Social Awareness Portfolio       retention of net investment         Advisor, LLC Subadviser: Legg
                                   income.                             Mason Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current       Legg Mason Partners Fund
  Adjustable Rate Income           income and to limit the degree      Advisor, LLC Subadviser: Western
  Portfolio                        of fluctuation of its net asset     Asset Management Company
                                   value resulting from movements
                                   in interest rates.
Legg Mason Partners Variable       Seeks high current income.          Legg Mason Partners Fund
  High Income Portfolio            Secondarily, seeks capital          Advisor, LLC Subadvisers:
                                   appreciation.                       Western Asset Management
                                                                       Company; Western Asset
                                                                       Management Company Limited

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason Partners Variable       Seeks to maximize current income    Legg Mason Partners Fund
  Money Market Portfolio+          consistent with preservation of     Advisor, LLC Subadviser: Western
                                   capital. The fund seeks to          Asset Management Company
                                   maintain a stable $1.00 share
                                   price. Of course, there is no
                                   assurance that the fund will
                                   achieve its objective.
MET INVESTORS SERIES TRUST++
American Funds Balanced            Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and
  C                                growth of capital with a greater
                                   emphasis on growth of capital.
American Funds Growth Allocation   Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class C
American Funds Moderate            Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  C                                capital, with a greater emphasis
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks to provide total return       MetLife Advisers, LLC
  Portfolio -- Class A             through investment in real          Subadviser: ING Clarion Real
                                   estate securities, emphasizing      Estate Securities, L.P.
                                   both capital appreciation and
                                   current income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason Partners Aggressive     Seeks capital appreciation.         MetLife Advisers, LLC
  Growth Portfolio -- Class B                                          Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Value Equity            Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Legg Mason Capital
                                                                       Management. Inc.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Met/AIM Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Aim Capital
                                                                       Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
Van Kampen Mid Cap Growth          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B+            capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to equal the return of the    MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.              Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
WELLS FARGO VARIABLE TRUST
VT Small/Mid Cap Value Fund+       Seeks long-term capital             Wells Fargo Funds Management,
                                   appreciation.                       LLC Subadviser: Wells Capital
                                                                       Management Incorporated


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.

Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

The American Funds Balance Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and

     -    the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawals pursuant to a request to divide Contract Value due to a divorce are subject to surrender charges.

SURRENDER CHARGE

We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

     (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

     (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of Excess Plan Contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employee Stock Fund

     -    certain Plan expenses, as mutually agreed upon

     -    annuitization under this Contract or another Contract issued by Us.

For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

CONTRACT YEAR    WITHDRAWAL CHARGE
-------------    -----------------
     0-2                 5%
     3-4                 4%
     5-6                 3%
     7-8                 2%
      9+                 0%


Please refer to " The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We will deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Delaware VIP Small Cap Value Series, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series -- Worldwide Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio,

MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Wells Fargo VT Small/Mid Cap Value Fund, and Oppenheimer Global Equity Portfolio, the "Monitored Portfolios"), In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.


AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying

Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding

Options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS


We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. The allocation of loan repayments will be detailed in Your loan agreement. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

     (a)  the Contract Value of the Participant's Individual Account or

     (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Contract Value attributable to the Participant under the Contract or

     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

------------------------------------------------------------------------------------------------------
                                                                                      MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL                   PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:                    APPLY*
------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The Beneficiary (ies), or if none, to   Yes
                                       the Contract Owner's estate.
------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are payable;          N/A
                                       Contract continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are payable;          N/A
                                       Contract continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.

TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

If the Contract is issued in New York on or after April 30, 2007 and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date.

ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed

Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Valuesfrom one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited under joint and last survivor life annuity options.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

     (a)  accept no further payments for this Contract or Certificate; and

     (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

     (a)  accept no further payments for this Contract or Certificates; and

     (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

     (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP") . On December 8, 2008, Separate Account QP along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").

In connection with the Combination, We transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or to offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs") (ERISA and non-ERISA), 403(a), 457(b), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity Contracts (including TSAs, 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                     -----------------------------------
                                                               TYPE OF CONTRACT
----------------------------------------------------------------------------------------
                                                                         403(B)
                                                                          -TSA
                                                                401(K)    AND
                                                      457(B)-    AND      TSA
                                                        (2)     KEOGH    ERISA    403(A)
----------------------------------------------------------------------------------------
In a series of substantially equal payments made
annually (or more frequently) for life or life           X(1)     X(1)     X(1)     X(1)
expectancy (SEPP)
----------------------------------------------------------------------------------------

After You die                                            X        X        X        X
----------------------------------------------------------------------------------------

After You become totally disabled (as defined in the
Code)                                                    X        X        X        X
----------------------------------------------------------------------------------------

To pay deductible medical expenses                       X        X        X        X
----------------------------------------------------------------------------------------

After Separation from service if You are over 55 at
time of separation(1)                                    X        X        X        X
----------------------------------------------------------------------------------------
After December 31, 1999 for IRS levies                   X        X        X        X
----------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders          X        X        X        X
----------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a variable annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and annuity payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an individual retirement annuity. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. An important exception is that Your account may be transferred pursuant to a qualified domestic relations order
(QDRO).

Please consult the specific section for the type of annuity You purchased to determine if there are restrictions on withdrawals, transfers or annuity payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an individual retirement annuity designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different individual retirement annuityor eligible retirement Plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an individual retirement annuity or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.

Under recently enacted legislation, You (and after Your death, Your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, You are still required to receive Your first RMD payment by April 1, 2009. In contrast, if Your first RMD would have been due by April 1, 2010, You are not required to take such distribution; however, Your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if You died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if You are receiving Annuity Payments under Your Contract. The RMD rules are complex, so consult with Your tax adviser before waiving Your 2009 RMD payment.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each Section 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several TSA arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether annuity payments under a variable annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or annuity contract under another type or qualified Plan (e.g. IRA and 403(b)).

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or annuity payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited individual retirement annuity. However, such Beneficiary may not treat the inherited individual retirement annuity as his or her own individual retirement annuity. Starting in 2010, certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of Section 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the participant including current taxation of amounts under the Contract.

TSAS (ERISA AND NON-ERISA) - 403(B)

TSAs fall under Section 403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which will impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan terminations if the conditions of the new income tax regulations are met;

     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for TSA Contracts issued on or after January 1, 2009.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a TSA/ 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

SECTION 403(B) COLLATERALIZED LOANS

If Your employer's plan and TSA Contract permits loans, such loans will be made only from any fixed account value and only up to certain limits. In that case, We credit Your fixed account value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

457(B) PLANS

457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from Your annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) Plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

403(A)

The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.

KEOGH

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.

A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the 1994 Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1165(a) of the 1994 Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

          The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.

The 1994 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2010.

A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the 1994 Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the 1994 Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

          Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

..

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2008, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

From time to time MetLife pays organizations, associations, and nonprofit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market Our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by Our funding of their programs, scholarships, events or awards, such as principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, We hire the organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 0.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (11/97)............................................  2007      1.322          1.398                 --
                                                       2006      1.148          1.322         12,633,367
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.089          1.171                 --
                                                       2006      1.000          1.089              7,441

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      1.155          1.219                 --
                                                       2005      1.097          1.155                 --
                                                       2004      1.000          1.097                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.765          1.084          2,317,539
                                                       2007      1.541          1.765          1,422,141
                                                       2006      1.284          1.541                 --
                                                       2005      1.129          1.284                 --
                                                       2004      1.000          1.129                 --

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.619          0.905          4,385,050
                                                       2007      1.446          1.619          2,658,286
                                                       2006      1.316          1.446                 --
                                                       2005      1.136          1.316                 --
                                                       2004      1.000          1.136                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.391          0.862          2,240,317
                                                       2007      1.328          1.391          1,795,305
                                                       2006      1.157          1.328                 --
                                                       2005      1.096          1.157                 --
                                                       2004      1.000          1.096                 --

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      1.409          1.401                 --
                                                       2005      1.196          1.409         34,078,290
                                                       2004      1.000          1.196         32,746,008

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.051          2.158                 --
                                                       2006      1.553          2.051                 --
                                                       2005      1.217          1.553                 --
                                                       2004      1.000          1.217                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      1.221          1.615                 --
                                                       2005      1.143          1.221                 --
                                                       2004      1.000          1.143                 --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2008      1.395          0.976          2,725,428
                                                       2007      1.499          1.395          2,368,826
                                                       2006      1.294          1.499                 --
                                                       2005      1.186          1.294                 --
                                                       2004      1.000          1.186                 --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.357          1.304                 --
                                                       2007      1.270          1.357            191,848
                                                       2006      1.094          1.270                 --
                                                       2005      1.051          1.094                 --
                                                       2004      1.000          1.051                 --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.087          1.031                 --
                                                       2007      1.226          1.087          2,912,629
                                                       2006      1.185          1.226          1,764,552
                                                       2005      1.123          1.185          2,140,789
                                                       2004      1.000          1.123          2,182,428

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (11/97).....................................  2007      1.169          1.229                 --
                                                       2006      1.092          1.169          7,009,717
                                                       2005      1.053          1.092          7,352,458
                                                       2004      1.000          1.053          8,060,351

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2008      1.707          0.975          5,237,732
                                                       2007      1.460          1.707          4,778,682
                                                       2006      1.314          1.460                 --
                                                       2005      1.130          1.314                 --
                                                       2004      1.000          1.130                 --

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2008      1.706          0.997             38,637
                                                       2007      1.603          1.706             28,812
                                                       2006      1.413          1.603                 --
                                                       2005      1.174          1.413                 --
                                                       2004      1.000          1.174                 --

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (11/97).....................................  2008      1.405          0.804         13,778,552
                                                       2007      1.388          1.405         14,773,307
                                                       2006      1.159          1.388         15,197,568
                                                       2005      1.098          1.159         15,652,636
                                                       2004      1.000          1.098         15,832,603

  Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)............................................  2008      1.560          1.438                 --
                                                       2007      1.232          1.560         19,414,425
                                                       2006      1.157          1.232         19,603,528
                                                       2005      1.097          1.157         21,090,383
                                                       2004      1.000          1.097         22,829,808

  Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)............................................  2008      1.235          0.924          1,851,856
                                                       2007      1.205          1.235          1,865,547
                                                       2006      1.087          1.205          1,881,872
                                                       2005      1.061          1.087          1,705,182
                                                       2004      1.000          1.061          1,741,580

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2008      1.813          1.092          7,407,254
                                                       2007      1.576          1.813          5,980,366
                                                       2006      1.407          1.576                 --
                                                       2005      1.195          1.407                 --
                                                       2004      1.000          1.195                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.207          1.425                 --
                                                       2005      1.095          1.207                 --
                                                       2004      1.000          1.095                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      2.499          1.178            308,192
                                                       2007      1.946          2.499            204,563
                                                       2006      1.524          1.946                 --
                                                       2005      1.200          1.524                 --
                                                       2004      1.000          1.200                 --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.763          1.048            869,498
                                                       2007      1.531          1.763            713,223
                                                       2006      1.265          1.531                 --
                                                       2005      1.151          1.265                 --
                                                       2004      1.000          1.151                 --

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (11/97)..................................  2007      1.444          1.535                 --
                                                       2006      1.193          1.444          6,087,115
                                                       2005      1.152          1.193          5,371,617
                                                       2004      1.000          1.152          5,197,684

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      1.148          1.322         12,633,367
                                                       2005      1.100          1.148         12,702,852
                                                       2004      1.000          1.100         13,025,078

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.225          1.487                 --
                                                       2005      1.128          1.225                 --
                                                       2004      1.000          1.128                 --

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.063          1.092                 --
                                                       2005      1.053          1.063          1,084,602
                                                       2004      1.000          1.053          1,392,610

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.154          1.197                 --
                                                       2005      1.075          1.154                 --
                                                       2004      1.000          1.075                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (7/01).....................................  2008      1.815          1.016            741,312
                                                       2007      1.495          1.815            294,544
                                                       2006      1.324          1.495                 --
                                                       2005      1.185          1.324                 --
                                                       2004      1.000          1.185                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/01).....................................  2008      1.504          0.828            358,193
                                                       2007      1.379          1.504            349,164
                                                       2006      1.173          1.379                 --
                                                       2005      1.115          1.173                 --
                                                       2004      1.000          1.115                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.176          1.334                 --
                                                       2005      1.134          1.176                 --
                                                       2004      1.000          1.134                 --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2008      1.341          1.341                 --
                                                       2007      1.254          1.341                 --
                                                       2006      1.172          1.254                 --
                                                       2005      1.106          1.172                 --
                                                       2004      1.000          1.106                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.367          0.812            976,852
                                                       2007      1.351          1.367          1,041,254
                                                       2006      1.245          1.351                 --
                                                       2005      1.119          1.245                 --
                                                       2004      1.000          1.119                 --

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2008      1.388          0.978             10,867
                                                       2007      1.284          1.388             13,862
                                                       2006      1.122          1.284                 --
                                                       2005      1.079          1.122                 --
                                                       2004      1.000          1.079                 --

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.281          0.830                403
                                                       2007      1.264          1.281              5,800

  LMPVET Dividend Strategy Subaccount (7/01).........  2008      1.327          0.945             10,572
                                                       2007      1.250          1.327              9,880
                                                       2006      1.063          1.250                 --
                                                       2005      1.069          1.063                 --
                                                       2004      1.000          1.069                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2008      1.371          0.854          1,588,820
                                                       2007      1.310          1.371          1,383,906
                                                       2006      1.142          1.310                 --
                                                       2005      1.099          1.142                 --
                                                       2004      1.000          1.099                 --

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      1.345          0.851          1,770,695
                                                       2007      1.333          1.345          1,899,164
                                                       2006      1.144          1.333                 --
                                                       2005      1.095          1.144                 --
                                                       2004      1.000          1.095                 --

  LMPVET International All Cap Opportunity Subaccount
  (3/97).............................................  2008      1.731          0.977          1,059,412
                                                       2007      1.632          1.731          1,185,465
                                                       2006      1.301          1.632          1,324,463
                                                       2005      1.168          1.301            872,130
                                                       2004      1.000          1.168            713,721

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.416          0.909          1,646,790
                                                       2007      1.367          1.416          1,659,898
                                                       2006      1.159          1.367                 --
                                                       2005      1.091          1.159                 --
                                                       2004      1.000          1.091                 --

  LMPVET Large Cap Growth Subaccount (Class I)
  (8/98).............................................  2008      1.264          0.790             85,876
                                                       2007      1.204          1.264             84,831
                                                       2006      1.155          1.204                 --
                                                       2005      1.101          1.155                 --
                                                       2004      1.000          1.101                 --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.558          0.921            834,719
                                                       2007      1.421          1.558            859,761
                                                       2006      1.264          1.421                 --
                                                       2005      1.208          1.264                 --
                                                       2004      1.000          1.208                 --

  LMPVET Social Awareness Subaccount (10/96).........  2008      1.403          1.046          1,212,473
                                                       2007      1.269          1.403          1,262,755
                                                       2006      1.182          1.269          1,106,063
                                                       2005      1.135          1.182          1,212,612
                                                       2004      1.000          1.135          1,305,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.073          0.843             33,064
                                                       2007      1.062          1.073             22,540
                                                       2006      1.023          1.062                 --
                                                       2005      1.003          1.023                 --
                                                       2004      1.000          1.003                 --

  LMPVIT High Income Subaccount (10/96)..............  2008      1.193          0.833            228,174
                                                       2007      1.193          1.193            300,202
                                                       2006      1.078          1.193            159,262
                                                       2005      1.054          1.078            111,166
                                                       2004      1.000          1.054            196,344

  LMPVIT Money Market Subaccount (3/97)..............  2008      1.122          1.148          3,502,978
                                                       2007      1.073          1.122          2,110,589
                                                       2006      1.029          1.073          1,657,937
                                                       2005      1.004          1.029            875,334
                                                       2004      1.000          1.004            866,201

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.425          1.527                 --
                                                       2006      1.266          1.425                 --
                                                       2005      1.210          1.266                 --
                                                       2004      1.000          1.210                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      1.338          1.410                 --
                                                       2006      1.137          1.338                 --
                                                       2005      1.096          1.137                 --
                                                       2004      1.000          1.096                 --

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.228          1.269                 --
                                                       2006      1.094          1.228                 --
                                                       2005      1.062          1.094                 --
                                                       2004      1.000          1.062                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.368          1.444                 --
                                                       2006      1.160          1.368          1,247,352
                                                       2005      1.093          1.160          1,012,417
                                                       2004      1.000          1.093            965,434

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.348          1.407                 --
                                                       2006      1.153          1.348                 --
                                                       2005      1.120          1.153                 --
                                                       2004      1.000          1.120                 --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.395          1.544                 --
                                                       2006      1.247          1.395                 --
                                                       2005      1.156          1.247                 --
                                                       2004      1.000          1.156                 --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.115          1.155                 --
                                                       2005      1.077          1.115          4,329,664
                                                       2004      1.000          1.077          4,660,460

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      1.427          1.381                 --
                                                       2007      1.350          1.427          4,987,929
                                                       2006      1.405          1.350          3,442,501

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.203          0.910          1,635,894
                                                       2007      1.174          1.203          1,630,624
                                                       2006      1.104          1.174                 --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.478          1.557                 --
                                                       2006      1.384          1.478                 --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.569          0.981            117,188
                                                       2007      1.544          1.569             72,507

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.046          0.609          1,237,039
                                                       2007      1.231          1.046            903,529
                                                       2006      1.003          1.231             20,798

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.100          0.820            112,111
                                                       2007      1.114          1.100             83,775
                                                       2006      1.036          1.114                 --

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2008      1.001          0.707            225,575

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2008      1.000          0.641            203,854

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2008      1.002          0.775             58,926

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.599          0.945            245,138
                                                       2007      1.617          1.599            248,508
                                                       2006      1.455          1.617                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      1.884          1.092         32,541,062
                                                       2007      1.448          1.884         31,190,027
                                                       2006      1.401          1.448         30,060,809

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.111          0.880          4,797,394
                                                       2007      1.243          1.111                338

  MIST Legg Mason Partners Aggressive Growth
  Subaccount (Class B) (4/08)........................  2008      0.811          0.515             57,743

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      1.306          0.974          4,002,448
                                                       2007      1.232          1.306          4,357,232
                                                       2006      1.155          1.232          3,999,340

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2008      0.913          0.480             52,234

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2008      1.849          1.123          6,598,997
                                                       2007      1.525          1.849          6,779,807

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.259          1.024            880,865
                                                       2007      1.182          1.259            775,065
                                                       2006      1.118          1.182                 --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.127          0.716          3,568,485
                                                       2007      1.087          1.127          3,517,870
                                                       2006      1.001          1.087                 --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2008      1.400          0.855            660,394
                                                       2007      1.529          1.400            471,238

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.452          0.831             55,291
                                                       2007      1.302          1.452             68,911
                                                       2006      1.306          1.302                 --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.327          0.812             71,825
                                                       2007      1.194          1.327             41,892
                                                       2006      1.193          1.194                 --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      2.726          1.213            169,907
                                                       2007      2.145          2.726            141,104

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.902          1.093            811,831
                                                       2007      1.795          1.902            685,662

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2008      1.082          0.611         24,455,157

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2008      1.104          1.028            954,466
                                                       2007      1.034          1.104            313,967

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.419          0.951            687,425
                                                       2007      1.356          1.419            674,198
                                                       2006      1.250          1.356            544,281

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.134          1.257                 --
                                                       2006      1.068          1.134                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.241          1.105          1,277,116
                                                       2007      1.168          1.241            915,788
                                                       2006      1.117          1.168            613,810

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.320          0.924          1,167,667
                                                       2007      1.365          1.320            834,148
                                                       2006      1.334          1.365                 --

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      1.397          0.782              3,142

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.071          1.115                 --
                                                       2006      1.030          1.071         12,563,328
                                                       2005      1.012          1.030         12,090,903
                                                       2004      1.000          1.012         11,539,699

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.663          1.799                 --
                                                       2006      1.318          1.663         11,472,119
                                                       2005      1.153          1.318         10,216,570
                                                       2004      1.000          1.153         10,462,067

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.326          1.396                 --
                                                       2006      1.181          1.326         17,778,565
                                                       2005      1.111          1.181         17,686,950
                                                       2004      1.000          1.111         17,674,137

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.421          1.432                 --
                                                       2006      1.254          1.421         11,459,808
                                                       2005      1.173          1.254         11,051,101
                                                       2004      1.000          1.173         11,527,537

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.509          0.816            114,278
                                                       2007      1.257          1.509            110,854
                                                       2006      1.276          1.257                 --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.129          1.087          1,629,438
                                                       2007      1.065          1.129          1,380,303
                                                       2006      1.016          1.065          1,173,382

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2008      1.244          0.933          6,061,839
                                                       2007      1.224          1.244          6,716,327

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.469          1.010             67,256

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      3.583          2.335              8,268

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.127          1.156          1,298,859
                                                       2007      1.076          1.127            183,935
                                                       2006      1.043          1.076                 --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.108          0.660            183,092
                                                       2007      1.160          1.108            158,136

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.299          0.809            179,634

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.309          0.720         11,531,504
                                                       2007      1.263          1.309         11,997,079
                                                       2006      1.235          1.263         12,379,073

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.302          0.792          1,127,129
                                                       2007      1.254          1.302          1,057,772
                                                       2006      1.212          1.254                 --

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      1.377          0.920             24,210

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.131          1.195          4,514,473
                                                       2007      1.114          1.131          4,326,039

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2008      1.140          0.677          8,159,737
                                                       2007      1.107          1.140          8,468,195
                                                       2006      1.000          1.107                723

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2008      1.116          0.952            310,912
                                                       2007      1.060          1.116            190,454
                                                       2006      1.000          1.060                 19

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2008      1.127          0.881            997,691
                                                       2007      1.078          1.127            926,797
                                                       2006      1.000          1.078                 21

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2008      1.139          0.811          6,704,457
                                                       2007      1.095          1.139          6,173,758
                                                       2006      1.000          1.095                495

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2008      1.152          0.745         20,831,229
                                                       2007      1.113          1.152         21,448,494
                                                       2006      1.000          1.113             18,006

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2008      1.388          0.871         17,552,054
                                                       2007      1.387          1.388         18,642,402

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      1.284          0.994          6,264,248
                                                       2007      1.236          1.284          6,360,233
                                                       2006      1.146          1.236          1,859,839

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.538          1.035            319,485
                                                       2007      1.433          1.538            261,420
                                                       2006      1.286          1.433                 --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.776          1.026          6,084,847
                                                       2007      1.817          1.776          6,603,147

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2008      1.127          0.670         16,740,537
                                                       2007      1.062          1.127         18,165,029
                                                       2006      0.996          1.062         18,132,926

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.123          0.666            789,509
                                                       2007      1.060          1.123            599,658
                                                       2006      0.996          1.060                 --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.423          0.944          7,650,046
                                                       2007      1.463          1.423          7,521,631

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.579          0.972            142,107

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.033          0.685          2,800,320

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.170          1.220                 --
                                                       2006      1.092          1.170          1,103,065

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.113          1.108          1,975,493
                                                       2007      1.068          1.113          1,971,396
                                                       2006      1.023          1.068          1,682,086

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.030          1.043                 --
                                                       2005      1.004          1.030                 --
                                                       2004      1.000          1.004                 --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.150          1.220                 --
                                                       2005      1.091          1.150                 --
                                                       2004      1.000          1.091                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.005          1.030                 --
                                                       2006      1.001          1.005                 --
                                                       2005      1.000          1.001                 --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2008      1.162          1.214          2,087,470
                                                       2007      1.072          1.162          1,285,462
                                                       2006      1.035          1.072                 --
                                                       2005      1.014          1.035                 --
                                                       2004      1.000          1.014                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      1.504          1.401                 --
                                                       2007      1.367          1.504              2,257
                                                       2006      1.235          1.367                 --
                                                       2005      1.155          1.235                 --
                                                       2004      1.000          1.155                 --

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.660          1.805                 --
                                                       2006      1.304          1.660                 --
                                                       2005      1.165          1.304                 --
                                                       2004      1.000          1.165                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.484          1.591                 --
                                                       2006      1.269          1.484                 --
                                                       2005      1.189          1.269                 --
                                                       2004      1.000          1.189                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.221          1.306                 --
                                                       2005      1.127          1.221                 --
                                                       2004      1.000          1.127                 --

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.045          1.118                 --
                                                       2005      1.044          1.045                 --
                                                       2004      1.000          1.044                 --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      1.281          1.405                 --
                                                       2005      1.143          1.281          3,620,205
                                                       2004      1.000          1.143          2,900,688

  Travelers Equity Income Subaccount (7/97)..........  2006      1.149          1.212                 --
                                                       2005      1.103          1.149                 --
                                                       2004      1.000          1.103                 --

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.072          1.104                 --
                                                       2005      1.048          1.072                 --
                                                       2004      1.000          1.048                 --

  Travelers Federated Stock Subaccount (7/97)........  2006      1.161          1.207                 --
                                                       2005      1.106          1.161                 --
                                                       2004      1.000          1.106                 --

  Travelers Large Cap Subaccount (7/97)..............  2006      1.194          1.235                 --
                                                       2005      1.102          1.194                 --
                                                       2004      1.000          1.102                 --

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.298          1.384                 --
                                                       2005      1.162          1.298                 --
                                                       2004      1.000          1.162                 --

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.201          1.276                 --
                                                       2005      1.169          1.201                 --
                                                       2004      1.000          1.169                 --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.105          1.146                 --
                                                       2005      1.077          1.105          1,904,939
                                                       2004      1.000          1.077          1,537,962

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.286                 --
                                                       2005      1.116          1.185                 --
                                                       2004      1.000          1.116                 --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.261          1.455                 --
                                                       2005      1.155          1.261                 --
                                                       2004      1.000          1.155                 --

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.173          1.250                 --
                                                       2005      1.110          1.173            534,077
                                                       2004      1.000          1.110            558,000

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.010          1.068                 --
                                                       2005      1.000          1.010                 --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.102          1.117                 --
                                                       2005      1.066          1.102            569,192
                                                       2004      1.000          1.066            331,070

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.022          1.016                 --
                                                       2005      1.008          1.022          1,286,039
                                                       2004      1.000          1.008          1,546,414

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.127          1.181                 --
                                                       2005      1.108          1.127         14,030,052
                                                       2004      1.000          1.108         15,242,832

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.032          1.193                 --
                                                       2005      1.000          1.032                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.036                 --

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.057          1.023                 --
                                                       2005      1.016          1.057          2,083,980
                                                       2004      1.000          1.016          1,851,528

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (7/03).............................................  2008      1.434          1.373                 --
                                                       2007      1.233          1.434             33,514
                                                       2006      1.205          1.233                 --
                                                       2005      1.123          1.205                 --
                                                       2004      1.000          1.123                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.308          0.837            136,665
                                                       2007      1.343          1.308            100,903
                                                       2006      1.161          1.343                 --
                                                       2005      1.118          1.161                 --
                                                       2004      1.000          1.118                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2008      1.420          0.806             15,858
                                                       2007      1.267          1.420             14,071
                                                       2006      1.190          1.267                 --
                                                       2005      1.106          1.190                 --
                                                       2004      1.000          1.106                 --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (9/98)..................................  2008      1.584          0.876            240,931
                                                       2007      1.600          1.584            233,963
                                                       2006      1.387          1.600                 --
                                                       2005      1.194          1.387                 --
                                                       2004      1.000          1.194                 --




               GOLD TRACK SELECT -- SEPARATE ACCOUNT CHARGES 1.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405
                                                       2001      1.000          0.886             9,328

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2008      1.677          1.020            45,655
                                                       2007      1.479          1.677            36,814
                                                       2006      1.244          1.479            21,804
                                                       2005      1.105          1.244             8,933
                                                       2004      1.000          1.105             4,183

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2008      1.505          0.832            55,973
                                                       2007      1.357          1.505            40,623
                                                       2006      1.247          1.357            25,278
                                                       2005      1.087          1.247            11,246
                                                       2004      1.000          1.087             1,982

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2008      1.329          0.815            97,515
                                                       2007      1.282          1.329            63,299
                                                       2006      1.127          1.282            47,535
                                                       2005      1.079          1.127            36,452
                                                       2004      1.000          1.079            31,224

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597
                                                       2001      2.385          1.740         1,800,337
                                                       2000      3.092          2.385         1,555,883
                                                       1999      2.040          3.092         1,271,961

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (1/98).............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521
                                                       2001      1.305          1.163             1,869
                                                       2000      1.931          1.305               743
                                                       1999      1.078          1.931               229

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932
                                                       2001      1.233          1.324             4,245
                                                       2000      0.951          1.233                57
                                                       1999      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (9/98)......................................  2008      2.419          1.675            43,453
                                                       2007      2.625          2.419            43,029
                                                       2006      2.289          2.625            40,016
                                                       2005      2.119          2.289            38,677
                                                       2004      1.767          2.119            43,068
                                                       2003      1.261          1.767            28,321
                                                       2002      1.353          1.261            18,910
                                                       2001      1.226          1.353             5,788
                                                       2000      1.051          1.226                --
                                                       1999      1.119          1.051                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.324          1.269                --
                                                       2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751
                                                       2001      1.159          1.037           136,753
                                                       2000      1.181          1.159            75,462
                                                       1999      1.074          1.181            26,484

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.615          1.526                --
                                                       2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979
                                                       2001      1.627          1.507            93,689
                                                       2000      1.454          1.627            21,714
                                                       1999      1.196          1.454            15,312

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (4/03)....................................  2008      1.782          1.008           282,048
                                                       2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217
                                                       2001      1.000          0.947            10,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (9/01)................  2008      1.339          0.775            15,185
                                                       2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031
                                                       2001      1.000          0.844             1,686

Fidelity VIP Equity-Income Subaccount (Initial Class)
  (11/97)

Fidelity VIP Growth Subaccount (Initial Class)
  (11/97)

Fidelity VIP High Income Subaccount (Initial Class)
  (11/97)
  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (7/01).............................................  2008      2.258          1.346           162,285
                                                       2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675
                                                       2001      1.000          1.029             1,660

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                --
                                                       2005      1.334          1.456             7,543
                                                       2004      1.200          1.334             5,052
                                                       2003      1.000          1.200             2,581

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      2.486          1.160            49,087
                                                       2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.712          1.008            74,098
                                                       2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.206          1.450                --
                                                       2005      1.122          1.206            28,503
                                                       2004      1.000          1.122             8,964

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (3/97).......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261
                                                       2001      1.281          1.385            67,746
                                                       2000      1.285          1.281            48,596
                                                       1999      1.247          1.285            42,157

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827
                                                       2001      1.000          0.959             7,538

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (7/01).....................................  2008      1.284          0.712           142,443
                                                       2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854
                                                       2001      1.000          0.770             4,574

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/01).....................................  2008      1.012          0.551           148,854
                                                       2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552
                                                       2001      1.000          0.837             5,640

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.153          1.297                --
                                                       2005      1.123          1.153             1,394
                                                       2004      1.000          1.123                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (7/01).............................................  2008      1.031          1.031                --
                                                       2007      0.968          1.031                --
                                                       2006      0.913          0.968            35,386
                                                       2005      0.870          0.913            28,786
                                                       2004      0.857          0.870            20,968
                                                       2003      0.647          0.857            13,898
                                                       2002      0.895          0.647             9,111
                                                       2001      1.000          0.895             2,490

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.074          0.632           115,021
                                                       2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775
                                                       2001      1.000          0.946             2,244

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2008      1.262          0.880            18,070
                                                       2007      1.179          1.262            33,910
                                                       2006      1.041          1.179            35,956
                                                       2005      1.011          1.041            31,724
                                                       2004      0.941          1.011            25,228
                                                       2003      0.765          0.941            18,299
                                                       2002      0.940          0.765            10,906
                                                       2001      1.000          0.940             4,178

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.449          0.930            39,244
                                                       2007      1.440          1.449            46,869

  LMPVET Dividend Strategy Subaccount (7/01).........  2008      0.979          0.690            99,041
                                                       2007      0.932          0.979            98,986
                                                       2006      0.800          0.932            89,784
                                                       2005      0.813          0.800            76,474
                                                       2004      0.796          0.813            59,784
                                                       2003      0.653          0.796            47,024
                                                       2002      0.894          0.653            33,413
                                                       2001      1.000          0.894             8,590

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/99)...  2008      1.074          0.663           138,819
                                                       2007      1.037          1.074           116,547
                                                       2006      0.913          1.037           105,163
                                                       2005      0.887          0.913           353,048
                                                       2004      0.815          0.887           365,342
                                                       2003      0.647          0.815           325,863
                                                       2002      0.844          0.647           235,737
                                                       2001      0.975          0.844           133,552
                                                       2000      1.090          0.975            16,099
                                                       1999      1.000          1.090             4,744

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2008      1.247          0.781           254,177
                                                       2007      1.247          1.247           268,175
                                                       2006      1.082          1.247            77,149
                                                       2005      1.046          1.082            65,171
                                                       2004      0.979          1.046            50,470
                                                       2003      0.716          0.979            36,529
                                                       2002      0.921          0.716            22,981
                                                       2001      1.000          0.921             6,898

  LMPVET International All Cap Opportunity Subaccount
  (3/97).............................................  2008      1.415          0.791           116,334
                                                       2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135
                                                       2001      1.350          0.917            96,390
                                                       2000      1.794          1.350            58,628
                                                       1999      1.083          1.794            25,632

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.944          1.235           157,063
                                                       2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635
                                                       2001      1.510          1.429            50,373
                                                       2000      1.328          1.510             3,198
                                                       1999      1.204          1.328             2,737

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (8/98).............................................  2008      1.604          0.993            92,139
                                                       2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408
                                                       2001      1.555          1.343            22,563
                                                       2000      1.693          1.555             6,223
                                                       1999      1.311          1.693             1,853

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.307          0.765            58,207
                                                       2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265
                                                       2001      1.000          0.970               565

  LMPVET Social Awareness Subaccount (10/96).........  2008      1.882          1.390           679,310
                                                       2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508
                                                       2001      1.906          1.587           355,392
                                                       2000      1.941          1.906           313,700
                                                       1999      1.697          1.941           229,469

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.037          0.807                --
                                                       2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (10/96)..............  2008      1.460          1.009            25,296
                                                       2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368
                                                       2001      1.067          1.014            60,523
                                                       2000      1.176          1.067            49,732
                                                       1999      1.161          1.176            49,357

  LMPVIT Money Market Subaccount (3/97)..............  2008      1.291          1.307           721,587
                                                       2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747
                                                       2001      1.175          1.202           591,721
                                                       2000      1.122          1.175           440,206
                                                       1999      1.085          1.122           462,445

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (7/03)...................................  2007      1.281          1.368                --
                                                       2006      1.149          1.281            20,231
                                                       2005      1.110          1.149            16,271
                                                       2004      0.973          1.110            10,172
                                                       2003      0.694          0.973             9,880
                                                       2002      0.946          0.694             5,594
                                                       2001      1.000          0.946             1,173

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (7/01).........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773
                                                       2001      1.611          1.620            29,111
                                                       2000      1.380          1.611               534
                                                       1999      1.145          1.380               196

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class I) (9/98)....  2007      1.404          1.446                --
                                                       2006      1.264          1.404            50,357
                                                       2005      1.239          1.264            47,333
                                                       2004      1.154          1.239            57,649
                                                       2003      1.009          1.154            48,083
                                                       2002      1.097          1.009            39,801
                                                       2001      1.121          1.097               324
                                                       2000      1.052          1.121                --
                                                       1999      1.058          1.052                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (3/97).........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034
                                                       2001      1.581          1.433           237,866
                                                       2000      1.416          1.581           204,244
                                                       1999      1.433          1.416           218,475

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                --
                                                       2006      1.128          1.306               331
                                                       2005      1.107          1.128               331
                                                       2004      1.000          1.107                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                --
                                                       2006      1.240          1.374               151
                                                       2005      1.161          1.240               151
                                                       2004      1.000          1.161                --

Managed Assets Trust
  Managed Assets Trust (3/97)........................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471
                                                       2001      1.637          1.534           438,370
                                                       2000      1.686          1.637           401,308
                                                       1999      1.495          1.686           362,589

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.445          2.359                --
                                                       2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2008      1.454          1.089           181,264
                                                       2007      1.433          1.454           178,313
                                                       2006      1.357          1.433                --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.435          0.888            23,421
                                                       2007      1.421          1.435            19,575

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.028          0.593           248,206
                                                       2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2008      1.080          0.798            10,544
                                                       2007      1.105          1.080                --
                                                       2006      1.035          1.105                --

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2008      1.001          0.702                --

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2008      1.000          0.637             3,272

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2008      1.002          0.770               145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2008      1.392          0.815            36,665
                                                       2007      1.422          1.392            29,024
                                                       2006      1.288          1.422            17,364

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.861          1.642         1,430,148
                                                       2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2008      1.085          1.492           100,242
                                                       2007      1.222          1.085                --

  MIST Legg Mason Partners Aggressive Growth
  Subaccount (Class B) (4/08)........................  2008      0.755          0.476                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      2.118          1.563           328,174
                                                       2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2008      0.890          0.465                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2008      3.007          1.808           617,505
                                                       2007      2.497          3.007           680,027

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.676          1.350            14,697
                                                       2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2008      1.108          0.697            51,170
                                                       2007      1.080          1.108            66,852
                                                       2006      1.001          1.080            52,799

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07).............................................  2008      1.365          0.825             3,087
                                                       2007      1.500          1.365             1,316

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.090          0.617            30,150
                                                       2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2008      1.294          0.784             5,046
                                                       2007      1.177          1.294                --
                                                       2006      1.183          1.177                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.840          1.691            17,589
                                                       2007      3.041          3.840            17,944

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.607          0.914            85,883
                                                       2007      1.527          1.607            55,930

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2008      1.007          0.565         1,805,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2008      1.080          0.995                --
                                                       2007      1.018          1.080                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.570          1.041            69,902
                                                       2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.118          1.236                --
                                                       2006      1.060          1.118                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.658          1.461            92,649
                                                       2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2008      1.269          0.879           185,616
                                                       2007      1.325          1.269           152,474
                                                       2006      1.297          1.325               305

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      0.907          0.504            36,975

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280
                                                       2001      1.295          1.366           150,472
                                                       2000      1.167          1.295            69,929
                                                       1999      1.216          1.167            56,766

  MetLife Investment International Stock Subaccount
  (Class I) (3/97)...................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558
                                                       2001      1.523          1.181            81,149
                                                       2000      1.677          1.523            46,491
                                                       1999      1.282          1.677            37,869

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378
                                                       2001      1.324          1.101           326,861
                                                       2000      1.577          1.324           246,823
                                                       1999      1.603          1.577           186,669

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211
                                                       2001      1.236          1.239           121,305
                                                       2000      1.137          1.236           123,164
                                                       1999      0.842          1.137            91,325

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.538          0.824           214,108
                                                       2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.487          1.417           253,364
                                                       2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2008      1.746          1.296           355,777
                                                       2007      1.729          1.746           349,898

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.384          0.945                --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      3.130          2.027                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2008      1.216          1.235            69,646
                                                       2007      1.173          1.216            47,204
                                                       2006      1.145          1.173            29,607

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.089          0.643           128,473
                                                       2007      1.148          1.089           109,318

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.264          0.782           408,659

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.372          0.747           588,245
                                                       2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2008      1.652          0.995           198,176
                                                       2007      1.608          1.652           196,448
                                                       2006      1.564          1.608           201,863

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.849          0.563            65,120

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.715          1.794            61,878
                                                       2007      1.691          1.715            70,324

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2008      1.118          0.657           230,643
                                                       2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2008      1.095          0.925            59,992
                                                       2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2008      1.105          0.856           102,061
                                                       2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2008      1.118          0.788           853,929
                                                       2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2008      1.131          0.724            88,977
                                                       2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2008      2.144          1.331         1,837,935
                                                       2007      2.161          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.171          1.665           837,337
                                                       2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.501          1.000             2,953
                                                       2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.969          1.126            58,762
                                                       2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2008      1.108          0.652         1,630,843
                                                       2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2008      1.104          0.648            37,390
                                                       2007      1.053          1.104            24,182
                                                       2006      0.996          1.053             3,827

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.760          1.155           118,331
                                                       2007      1.811          1.760           114,260

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.437          0.878                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.529          1.007           171,898

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.752          1.726           250,086
                                                       2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

Money Market Portfolio
  Money Market Subaccount (9/98).....................  2006      1.134          1.145                --
                                                       2005      1.116          1.134            22,097
                                                       2004      1.119          1.116            31,686
                                                       2003      1.125          1.119            30,849
                                                       2002      1.125          1.125            45,798
                                                       2001      1.098          1.125             8,164
                                                       2000      1.047          1.098                --
                                                       1999      1.011          1.047               108

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                --
                                                       2005      1.075          1.122               925
                                                       2004      1.000          1.075             1,172

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      0.993          1.014                --
                                                       2006      0.999          0.993                --
                                                       2005      1.000          0.999                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (7/01)......................................  2008      1.355          1.401           260,317
                                                       2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128
                                                       2001      1.000          1.054             7,564

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (7/01).............................................  2008      0.980          0.910                --
                                                       2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361
                                                       2001      1.000          0.806             2,387

  Putnam VT International Equity Subaccount (Class
  IB) (7/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050
                                                       2001      1.000          0.858             5,115

  Putnam VT Small Cap Value Subaccount (Class IB)
  (7/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903
                                                       2001      1.000          1.089             2,938

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555
                                                       2001      1.000          0.864             1,220

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244
                                                       2001      1.218          1.192             1,191
                                                       2000      1.097          1.218               179
                                                       1999      1.000          1.097                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044
                                                       2001      1.659          1.572            36,696
                                                       2000      1.442          1.659             1,270
                                                       1999      1.287          1.442               542

  Travelers Equity Income Subaccount (7/97)..........  2006      1.487          1.564                --
                                                       2005      1.442          1.487           185,477
                                                       2004      1.330          1.442           303,955
                                                       2003      1.027          1.330           278,983
                                                       2002      1.209          1.027           237,038
                                                       2001      1.312          1.209           142,279
                                                       2000      1.217          1.312            79,718
                                                       1999      1.176          1.217            57,889

  Travelers Federated High Yield Subaccount (10/97)..  2006      1.322          1.357                --
                                                       2005      1.306          1.322                --
                                                       2004      1.199          1.306            15,012
                                                       2003      0.992          1.199            14,823
                                                       2002      0.969          0.992            11,997
                                                       2001      0.963          0.969             9,162
                                                       2000      1.062          0.963             6,461
                                                       1999      1.044          1.062             3,860

  Travelers Federated Stock Subaccount (7/97)........  2006      1.528          1.584                --
                                                       2005      1.470          1.528            19,053
                                                       2004      1.347          1.470            30,999
                                                       2003      1.070          1.347            25,490
                                                       2002      1.343          1.070            17,301
                                                       2001      1.338          1.343            10,237
                                                       2000      1.307          1.338             7,045
                                                       1999      1.257          1.307             4,170

  Travelers Large Cap Subaccount (7/97)..............  2006      1.276          1.317                --
                                                       2005      1.190          1.276           181,605
                                                       2004      1.132          1.190           190,428
                                                       2003      0.920          1.132           139,745
                                                       2002      1.207          0.920            96,255
                                                       2001      1.479          1.207            61,266
                                                       2000      1.752          1.479            15,577
                                                       1999      1.372          1.752             7,759

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285
                                                       2001      1.415          1.083            13,530
                                                       2000      1.518          1.415             2,997
                                                       1999      1.243          1.518               350

  Travelers MFS(R) Mid Cap Growth Subaccount (9/98)..  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825
                                                       2001      2.118          1.596            53,126
                                                       2000      1.962          2.118             5,885
                                                       1999      1.211          1.962                --

  Travelers MFS(R) Total Return Subaccount (3/97)....  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466
                                                       2001      1.607          1.586           293,600
                                                       2000      1.395          1.607           151,272
                                                       1999      1.377          1.395           136,549

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

  Travelers Mondrian International Stock Subaccount
  (8/97).............................................  2006      1.120          1.288                --
                                                       2005      1.036          1.120            20,031
                                                       2004      0.907          1.036            33,953
                                                       2003      0.715          0.907            35,395
                                                       2002      0.832          0.715            34,178
                                                       2001      1.142          0.832            18,322
                                                       2000      1.306          1.142             9,448
                                                       1999      1.087          1.306            36,439

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (3/97)...........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637
                                                       2001      1.803          1.370            57,561
                                                       2000      1.470          1.803             6,646
                                                       1999      1.490          1.470             5,986

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.006          1.060                --
                                                       2005      1.000          1.006                --

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221
                                                       2001      1.056          1.086           153,641
                                                       2000      1.074          1.056           153,349
                                                       1999      1.076          1.074           227,738

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234
                                                       2001      1.151          1.217           173,332
                                                       2000      1.090          1.151           142,435
                                                       1999      1.092          1.090           139,811

  Travelers Strategic Equity Subaccount (3/97).......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812
                                                       2001      1.819          1.556           255,561
                                                       2000      2.254          1.819           255,841
                                                       1999      1.726          2.254           182,765

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.027          1.183                --
                                                       2005      1.000          1.027                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (3/06)..................................  2006      1.000          1.035                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077
                                                       2001      1.324          1.383           186,516
                                                       2000      1.172          1.324           138,106
                                                       1999      1.239          1.172           110,011

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (7/03).............................................  2008      0.887          0.847                --
                                                       2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158
                                                       2001      1.000          0.815             4,939

  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2008      1.648          1.044            27,906
                                                       2007      1.709          1.648            26,405
                                                       2006      1.492          1.709            24,870
                                                       2005      1.452          1.492            27,721
                                                       2004      1.253          1.452            23,081
                                                       2003      1.000          1.253                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2008      1.000          0.562            34,977
                                                       2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253
                                                       2001      1.000          0.909               426

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (9/98)..................................  2008      2.079          1.138             9,344
                                                       2007      2.121          2.079             9,954
                                                       2006      1.857          2.121            18,371
                                                       2005      1.615          1.857            16,116
                                                       2004      1.401          1.615            12,301
                                                       2003      1.025          1.401             9,541
                                                       2002      1.352          1.025             5,376
                                                       2001      1.316          1.352             1,420
                                                       2000      1.236          1.316                --
                                                       1999      1.289          1.236                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES





                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Lehman Brothers(R) Aggregate Bond Index      Barclays Capital Aggregate Bond Index
     Portfolio -- Class A                           Portfolio -- Class A
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
     Worldwide Growth Portfolio -- Service     Worldwide Portfolio -- Service Shares
       Shares
     Mid Cap Growth Portfolio -- Service       Enterprise Portfolio -- Service Shares
       Shares


UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

            FORMER UNDERLYING FUND                          NEW  UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                 BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                           Portfolio -- Class A
  Legg Mason Partners Managed Assets           BlackRock Diversified Portfolio -- Class A
     Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
     Capital Guardian U.S. Equity              Pioneer Fund Portfolio -- Class A
       Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
     FI Large Cap Portfolio -- Class A         BlackRock Legacy Large Cap Growth
                                                    Portfolio -- Class A


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were replaced by the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index    MetLife Stock Index Portfolio -- Class A
     Portfolio -- Class II
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  PIMCO VIT Total Return                       PIMCO Total Return Portfolio -- Class B
     Portfolio -- Administrative Class
VAN KAMPEN LIFE INVESTMENT TRUST               MET INVESTORS SERIES TRUST
  Van Kampen Life Investment Trust Comstock    Van Kampen Comstock Portfolio -- Class B
     Portfolio -- Class II

UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.

      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap Growth              BlackRock Legacy Large Cap Growth
     Portfolio -- Class B                           Portfolio -- Class A

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund                 American Funds Global Growth Fund
  Series(R)
American Funds Insurance           Growth-Income Fund                 American Funds Growth-Income Fund
  Series(R)
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Enterprise Portfolio               Janus Aspen Series Enterprise
                                                                      Portfolio
Janus Aspen Series                 Worldwide Growth Portfolio         Janus Aspen Series Worldwide
                                                                      Growth Portfolio
Metropolitan Series Fund, Inc.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
  Products                         Portfolio                          Appreciation Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

         ANNUITY CONTRACT                                                       MARKETING NAME
---------------------------------                                     ---------------------------------
Registered Fixed Account Option                                       Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Services

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firms

          Condensed Financial Information

          Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name:

Address:

Form SAI Book 16

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.

     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    BlackRock Money Market Portfolio

     -    Legg Mason Partners Variable High Income Portfolio

     -    Legg Mason Partners Variable Money Market Portfolio

     -    Barclays Capital Aggregate Bond Index Portfolio

     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio

     -    Western Asset Management U.S. Government Portfolio

                              GOLD TRACK PROSPECTUS

This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company, "Our" "Us" or "We").


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) you select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Legg Mason Value Equity Portfolio -- Class
  American Funds Global Growth Fund                   B
  American Funds Growth Fund                       Loomis Sayles Global Markets
  American Funds Growth-Income Fund                   Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Bond Debenture
  Contrafund(R) Portfolio -- Service Class 2          Portfolio -- Class A
  Dynamic Capital Appreciation                     Lord Abbett Growth and Income
     Portfolio -- Service Class 2                     Portfolio -- Class B
  Equity-Income Portfolio -- Initial Class         Lord Abbett Mid Cap Value
  Mid Cap Portfolio -- Service Class 2                Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Met/AIM Small Cap Growth Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Developing Markets Securities          MFS(R) Emerging Markets Equity
     Fund                                             Portfolio -- Class A
  Templeton Foreign Securities Fund                MFS(R) Research International
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Enterprise Portfolio                             Oppenheimer Capital Appreciation
  Worldwide Portfolio                                 Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          PIMCO Inflation Protected Bond
  Legg Mason Partners Variable Aggressive             Portfolio -- Class A
     Growth Portfolio -- Class I                   PIMCO Total Return Portfolio -- Class B
  Legg Mason Partners Variable Fundamental         Pioneer Fund Portfolio -- Class A
     Value Portfolio -- Class I                    Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable International          A
     All Cap                                       Third Avenue Small Cap Value
  Opportunity Portfolio                               Portfolio -- Class B
  Legg Mason Partners Variable Investors         METROPOLITAN SERIES FUND, INC.
     Portfolio -- Class I                          Barclays Capital Aggregate Bond Index
  Legg Mason Partners Variable Large Cap              Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Aggressive Growth
  Legg Mason Partners Variable Small Cap              Portfolio -- Class D
     Growth Portfolio -- Class I                   BlackRock Bond Income Portfolio -- Class A
  Legg Mason Partners Variable Social              BlackRock Diversified Portfolio -- Class A
     Awareness Portfolio                           BlackRock Large Cap Value
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          BlackRock Legacy Large Cap Growth
     Rate Income Portfolio                            Portfolio -- Class A
  Legg Mason Partners Variable High Income         Davis Venture Value Portfolio -- Class A
     Portfolio                                     FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Money Market        Jennison Growth Portfolio -- Class B
     Portfolio                                     MetLife Aggressive Allocation
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  American Funds Balanced Allocation               MetLife Conservative Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds Growth Allocation                 MetLife Conservative to Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  American Funds Moderate Allocation               MetLife Moderate Allocation
     Portfolio -- Class C                             Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MetLife Moderate to Aggressive Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Stock Index Portfolio -- Class A
  Clarion Global Real Estate                       MFS(R) Total Return Portfolio -- Class F
     Portfolio -- Class A                          MFS(R) Value Portfolio -- Class A
  Dreman Small Cap Value Portfolio -- Class A      Morgan Stanley EAFE(R) Index
  Harris Oakmark International                        Portfolio -- Class A
     Portfolio -- Class A                          Oppenheimer Global Equity
  Janus Forty Portfolio -- Class A                    Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A              Russell 2000(R) Index Portfolio -- Class A
  Legg Mason Partners Aggressive Growth            T. Rowe Price Large Cap Growth
     Portfolio -- Class B                             Portfolio -- Class B
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2009. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED: MAY 1, 2009

                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     9
Condensed Financial Information.........................................    14
The Annuity Contract and Your Retirement Plan...........................    15
The Annuity Contract....................................................    15
  Contract Owner Inquiries..............................................    16
  Allocated Contracts...................................................    16
  Unallocated Contracts.................................................    16
  Purchase Payments.....................................................    16
  Purchase Payments -- Section 403(b) Plans.............................    17
  Accumulation Units....................................................    17
  The Funding Options...................................................    17
  Metropolitan Series Fund, Inc. Asset Allocation Portfolios............    24
  Met Investors Series Trust -- Asset Allocation Portfolios.............    24
Charges and Deductions..................................................    24
  General...............................................................    24
  Surrender Charge......................................................    25
  Free Withdrawal Allowancee............................................    26
  Mortality and Expense Risk Charge.....................................    26
  Funding Option Expenses...............................................    26
  Variable Liquidity Benefit Charge.....................................    26
  Administrative Charge.................................................    27
  TPA Administrative Charges............................................    27
  Premium Tax...........................................................    27
  Changes in Taxes Based upon Premium or Value..........................    28
  Account Reduction Loan Fees...........................................    28
Transfers...............................................................    28
  Market Timing/Excessive Trading.......................................    28
  Dollar Cost Averaging.................................................    30
Access to Your Money....................................................    31
  Systematic Withdrawals................................................    32
  Account Reduction Loans...............................................    32
Ownership Provisions....................................................    32
  Types of Ownership....................................................    32
  Contract Owner........................................................    32
  Beneficiary...........................................................    32
  Annuitant.............................................................    33
Death Benefit...........................................................    33
  Death Benefit Proceeds Prior to the Maturity Date.....................    33
  Payment of Proceeds...................................................    33
  Death Proceeds after the Maturity Date................................    35
  Total Control Account.................................................    35
The Annuity Period......................................................    35
  Maturity Date.........................................................    35
  Variable Annuity......................................................    35
  Fixed Annuity.........................................................    36
  Election of Options...................................................    36
  Retired Life Certificate..............................................    36
  Allocation of Cash Surrender Value During the Annuity Period..........    37
  Annuity Options.......................................................    37
  Variable Liquidity Benefit............................................    38
Miscellaneous Contract Provisions.......................................    38
  Right to Return.......................................................    38
  Termination of Allocated Contracts....................................    38
  Contract Exchanges....................................................    40
  Contract Value........................................................    40
  Suspension of Payments................................................    40
  Misstatement..........................................................    40
The Separate Account....................................................    40
  Performance Information...............................................    41
Federal Tax Considerations..............................................    41
  General...............................................................    42
  Separate Account Charges..............................................    43
  Qualified Contracts...................................................    44
  TSAs (ERISA and non-ERISA) - 403(b)...................................    46
  457(b) Plans..........................................................    48
  403(a)................................................................    48
  KEOGH.................................................................    49
  401(k)................................................................    49
  Non-Qualified Annuities...............................................    49
  Puerto Rico Tax Considerations........................................    52
Other Information.......................................................    54
  The Insurance Company.................................................    54
  Financial Statements..................................................    54
  Distribution of the Contracts.........................................    54
  Conformity with State and Federal Laws................................    57
  Voting Rights.........................................................    57
  Contract Modification.................................................    57
  Postponement of Payment (the "Emergency Procedure")...................    57
  Restrictions on Financial Transactions................................    58
  Legal Proceedings.....................................................    58
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Eleven for Variable Annuities.................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................   E-1
Appendix F: Competing Funds.............................................   F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previoulsy deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Cotnract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which we have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that we may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in good order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to you under this Contract.

                                    SUMMARY:

                               GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrators.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, we may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, we can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transferContract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

                                             YEARS SINCE
  CONTINGENT DEFERRED SALES CHARGE      PURCHASE PAYMENT MADE    PERCENTAGE
------------------------------------    ---------------------    ----------
As a percentage of Purchase Payments             0-5                 5%
                                                  6+                 0%


                                       OR

           SURRENDER CHARGE              CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00

---------
(1)   Loans will be charged an initial set-up fee of $75.00.



VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%


                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts only).....   $15

                                    AND / OR

FUNDING OPTION ADMINISTRATIVE CHARGE (As a percentage of amounts
  allocated to the Funding Options under allocated Contracts)..........   0.10%


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES(3)
(As a percentage of average daily net assets of the Separate Account)

(3) We are waiving the following amounts of the Mortality and Expense Risk charge on the Subaccounts: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets
      Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the Underlying Fund expenses that are in excess of 068% for the Subaccount investing in the Oppenheimer Capital Appreciation Portfolio -- Class A of the Met Investors Series Trust; and the amount, if any, equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust.

MORTALITY AND EXPENSE RISK FEES(4).....................................   1.20%


(4)   We are waiving the following amounts of the M&E charge on this Subaccount:
      0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2008 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.79%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  American Funds Growth-Income
     Fund........................    0.27%       0.25%      0.01%           --          0.53%          --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class
     2...........................    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
  Dynamic Capital Appreciation
     Portfolio -- Service Class
     2...........................    0.56%       0.25%      0.31%           --          1.12%          --          1.12%
  Equity-Income
     Portfolio -- Initial Class..    0.46%         --       0.11%           --          0.57%          --          0.57%
  High Income
     Portfolio -- Initial
     Class+......................    0.57%         --       0.14%           --          0.71%          --          0.71%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.12%           --          0.93%          --          0.93%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............    1.24%       0.25%      0.29%         0.01%         1.79%        0.01%         1.78%(1)
  Templeton Foreign Securities
     Fund........................    0.64%       0.25%      0.15%         0.02%         1.06%        0.02%         1.04%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........    0.64%       0.25%      0.03%           --          0.92%          --          0.92%
  Worldwide Portfolio............    0.50%       0.25%      0.03%           --          0.78%          --          0.78%(2)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.04%           --          0.79%          --          0.79%(3)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.05%           --          0.80%          --          0.80%(3)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio++.....    0.85%         --       0.20%           --          1.05%          --          1.05%(3)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.64%         --       0.09%           --          0.73%          --          0.73%(3)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.08%           --          0.83%          --          0.83%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.19%           --          0.94%          --          0.94%(3)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.24%           --          0.91%          --          0.91%(3)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.42%           --          1.22%          --          1.22%(3)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.11%           --          0.71%          --          0.71%(3)
  Legg Mason Partners Variable
     Money Market Portfolio++....    0.45%         --       0.09%           --          0.54%          --          0.54%(4)
MET INVESTORS SERIES TRUST
  American Funds Balanced
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.05%         0.40%         1.10%        0.05%         1.05%(5)
  American Funds Growth
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.05%         0.38%         1.08%        0.05%         1.03%(5)
  American Funds Moderate
     Allocation
     Portfolio -- Class C........    0.10%       0.55%      0.05%         0.42%         1.12%        0.05%         1.07%(5)
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.04%           --          0.77%          --          0.77%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.63%         --       0.06%           --          0.69%          --          0.69%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.07%           --          0.86%          --          0.86%
  Harris Oakmark International
     Portfolio -- Class A........    0.78%         --       0.07%           --          0.85%          --          0.85%
  Janus Forty Portfolio -- Class
     A...........................    0.64%         --       0.03%           --          0.67%          --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.05%           --          0.74%          --          0.74%(6)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Aggressive
     Growth Portfolio -- Class
     B...........................    0.63%       0.25%      0.02%           --          0.90%          --          0.90%
  Legg Mason Value Equity
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  Loomis Sayles Global Markets
     Portfolio -- Class A........    0.68%         --       0.05%           --          0.73%          --          0.73%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.50%         --       0.03%           --          0.53%          --          0.53%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.50%       0.25%      0.03%           --          0.78%          --          0.78%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.68%       0.25%      0.07%           --          1.00%          --          1.00%(7)
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.03%           --          0.89%          --          0.89%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A........    0.98%         --       0.13%           --          1.11%          --          1.11%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.06%           --          1.01%          --          1.01%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class A........    0.59%         --       0.03%           --          0.62%          --          0.62%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.49%         --       0.04%           --          0.53%          --          0.53%
  PIMCO Total Return
     Portfolio -- Class B++++....    0.48%       0.25%      0.05%           --          0.78%          --          0.78%
  Pioneer Fund Portfolio -- Class
     A...........................    0.70%         --       0.29%           --          0.99%          --          0.99%(8)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.07%           --          0.67%          --          0.67%
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.04%           --          1.02%          --          1.02%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.19%           --          1.14%          --          1.14%(9)
METROPOLITAN SERIES FUND, INC.
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(10)
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.72%       0.10%      0.05%           --          0.87%          --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.05%           --          0.43%        0.01%         0.42%(11)
  BlackRock Diversified
     Portfolio -- Class A........    0.45%         --       0.04%           --          0.49%          --          0.49%
  BlackRock Large Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.05%           --          0.97%          --          0.97%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................    0.73%         --       0.05%           --          0.78%        0.01%         0.77%(12)
  Davis Venture Value
     Portfolio -- Class A........    0.70%         --       0.03%           --          0.73%        0.04%         0.69%(13)
  FI Value Leaders
     Portfolio -- Class D........    0.65%       0.10%      0.06%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.03%         0.72%         1.10%        0.03%         1.07%(14)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.02%         0.56%         0.93%        0.02%         0.91%(14)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.09%       0.25%      0.01%         0.61%         0.96%          --          0.96%(14)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.65%         0.97%          --          0.97%(14)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.07%       0.25%        --          0.68%         1.00%          --          1.00%(14)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(10)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.08%           --          0.80%        0.07%         0.73%(15)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(16)
  Oppenheimer Global Equity
     Portfolio -- Class A........    0.52%         --       0.09%           --          0.61%          --          0.61%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --          0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.48%         --       0.04%           --          0.52%          --          0.52%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2008.
(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
(2) The Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measurement period. This fee rate, prior to any performance adjustment, is 0.60% and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the management fee.
(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(4) Other Expenses include Treasury Guarantee Program expenses of 0.025% which were incurred for the period September 19, 2008 through April 30, 2009. Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.
(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The Investment Manager has contractually agreed, for the period May 1, 2009 to April 30, 2010, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.
(6) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.
(7) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.
(8) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year. Other Expenses include 0.01% of deferred expense reimbursement from a prior period.
(9) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.

(14) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net operating expenses of the Portfolio to 0.10% of the average daily net assets of the Class A shares, 0.35% of the average daily net assets of the Class B shares and 0.25% of the average daily net assets of the Class E shares.
(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million, and 0.50% for amounts over $1.5 billion.
(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.

++++ This portfolio is not available for investment prior to May 4, 2009. If You select the PIMCO VIT Total Return Portfolio, the Capital Guardian U.S. Equity Portfolio, or the Legg Mason Partners Managed Assets Portfolio on Your application and We receive Your application on or after May 1, 2009, Your Purchase Payments will automatically be allocated to the PIMCO Total Return Portfolio, the Pioneer Fund Portfolio or the BlackRock Diversified Portfolio, respectively, because the PIMCO VIT Total Return Portfolio, the Capital Guardian U.S. Equity Portfolio and the Legg Mason Partners Managed Assets Portfolio are being merged into or replaced by the PIMCO Total Return Portfolio, the Pioneer Fund Portfolio and the BlackRock Diversified Portfolio, respectively, after 4:00 p. m. Eastern Time on May 1, 2009.

      If You select the FI Large Cap Portfolio or the Met/AIM Capital Appreciation Portfolio on Your application and We receive Your application on or after May 1, 2009, Your Purchase Payments will automatically be allocated to the BlackRock Legacy Large Cap Growth Portfolio because the FI Large Cap Portfolio and the Met/AIM Capital Appreciation Portfolio are being merged into the BlackRock Legacy Large Cap Growth Portfolio after 4
      p. m. Eastern Time on May 1, 2009.

EXAMPLES

These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE 1 -- MAXIMUM EXPENSE WITH CONTINGENT DEFERRED SALES CHARGE

                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $836       $1,475      $2,185      $3,609      $336       $1,025      $1,735
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $687       $1,027      $1,443      $2,148      $187       $  577      $  993
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,609
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $2,148


EXAMPLE 2 -- MAXIMUM EXPENSE WITH SURRENDER CHARGE

                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
FUNDING OPTION........................    ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $836       $1,385      $2,005      $3,609      $336       $1,025      $1,735
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $687       $  937      $1,263      $2,148      $187       $  577      $  993
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
                                          10 YEARS
FUNDING OPTION........................    --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,609
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $2,148


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your beneficiary obtain a signed authorization from Your employer or Plan Administrator to exercise certain rights. We may rely on Your employer's or Plan Administrator's statements to us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program Participant, please see Appendix E for specific information which applies to You.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement Annuity does not provide any additional tax deferral benefits beyond those provided by the Plan or the individual retirement Annuity.

Accordingly, if You are purchasing this Contract through a Plan or individual retirement Annuity, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.

Because the Contract proceeds must be distributed within the time periods required by the Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuations provisions of this Contract will not be available to such partner or same sex marriage spouse.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract/Certificate, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit. Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks capital appreciation          Capital Research and Management
  Fund                             through stocks.                     Company
American Funds Growth Fund         Seeks capital appreciation          Capital Research and Management
                                   through stocks.                     Company
American Funds Growth-Income       Seeks both capital appreciation     Capital Research and Management
  Fund                             and income.                         Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks long-term capital             Fidelity Management & Research
  Portfolio -- Service Class 2     appreciation.                       Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
Dynamic Capital Appreciation       Seeks capital appreciation.         Fidelity Management & Research
  Portfolio -- Service Class 2                                         Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
Equity-Income                      Seeks reasonable income. The        Fidelity Management & Research
  Portfolio -- Initial Class       fund will also consider the         Company Subadviser: FMR Co.,
                                   potential for capital               Inc., Fidelity Research &
                                   appreciation. The fund's goal is    Analysis Company
                                   to achieve a yield which exceeds
                                   the composite yield on the
                                   securities comprising the
                                   Standard & Poor's 500SM Index
                                   (S&P 500(R)).
High Income Portfolio -- Initial   Seeks a high level of current       Fidelity Management & Research
  Class+                           income, while also considering      Company Subadviser: FMR Co.,
                                   growth of capital.                  Inc., Fidelity Research &
                                                                       Analysis Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Mid Cap Portfolio -- Service       Seeks long-term growth of           Fidelity Management & Research
  Class 2                          capital.                            Company Subadviser: FMR Co.,
                                                                       Inc., Fidelity Research &
                                                                       Analysis Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC Subadviser: Franklin
                                                                       Templeton Investment Management
                                                                       Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
Worldwide Portfolio                Seeks long-term growth of           Janus Capital Management LLC
                                   capital in a manner consistent
                                   with the preservation of
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental Value                Current income is a secondary       Advisor, LLC Subadviser:
  Portfolio -- Class I             consideration.                      ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks total return on assets        Legg Mason Partners Fund
  International All Cap            from growth of capital and          Advisor, LLC Subadviser: Global
  Opportunity Portfolio            income.                             Currents Investment Management,
                                                                       LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Investors Portfolio -- Class I   capital. Current income is a        Advisor, LLC Subadviser:
                                   secondary objective.                ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC Subadviser:
  Portfolio -- Class I                                                 ClearBridge Advisors, LLC
Legg Mason Partners Variable       Seeks capital appreciation and      Legg Mason Partners Fund
  Social Awareness Portfolio       retention of net investment         Advisor, LLC Subadviser: Legg
                                   income.                             Mason Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current       Legg Mason Partners Fund
  Adjustable Rate Income           income and to limit the degree      Advisor, LLC Subadviser: Western
  Portfolio                        of fluctuation of its net asset     Asset Management Company
                                   value resulting from movements
                                   in interest rates.
Legg Mason Partners Variable       Seeks high current income.          Legg Mason Partners Fund
  High Income Portfolio            Secondarily, seeks capital          Advisor, LLC Subadvisers:
                                   appreciation.                       Western Asset Management
                                                                       Company; Western Asset
                                                                       Management Company Limited

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason Partners Variable       Seeks to maximize current income    Legg Mason Partners Fund
  Money Market Portfolio           consistent with preservation of     Advisor, LLC Subadviser: Western
                                   capital. The fund seeks to          Asset Management Company
                                   maintain a stable $1.00 share
                                   price. Of course, there is no
                                   assurance that the fund will
                                   achieve its objective.
MET INVESTORS SERIES TRUST++
American Funds Balanced            Seeks a balance between a high      MetLife Advisers, LLC
  Allocation Portfolio -- Class    level of current income and
  C                                growth of capital with a greater
                                   emphasis on growth of capital.
American Funds Growth Allocation   Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class C
American Funds Moderate            Seeks a high total return in the    MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  C                                capital, with a greater emphasis
                                   on income.
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks to provide total return       MetLife Advisers, LLC
  Portfolio -- Class A             through investment in real          Subadviser: ING Clarion Real
                                   estate securities, emphasizing      Estate Securities, L.P.
                                   both capital appreciation and
                                   current income.
Dreman Small Cap Value             Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Dreman Value
                                                                       Management, L.L.C.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Legg Mason Partners Aggressive     Seeks capital appreciation.         MetLife Advisers, LLC
  Growth Portfolio -- Class B                                          Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Value Equity            Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Legg Mason Capital
                                                                       Management. Inc.
Loomis Sayles Global Markets       Seeks high total investment         MetLife Advisers, LLC
  Portfolio -- Class A             return through a combination of     Subadviser: Loomis, Sayles &
                                   capital appreciation and income.    Company, L.P.
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and income without          Subadviser: Lord, Abbett & Co.
                                   excessive fluctuation in market     LLC
                                   value.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments primarily in    Subadviser: Lord, Abbett & Co.
                                   equity securities which are         LLC
                                   believed to be undervalued in
                                   the marketplace.
Met/AIM Small Cap Growth           Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Invesco Aim Capital
                                                                       Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
MFS(R) Research International      Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Massachusetts
                                                                       Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
PIMCO Inflation Protected Bond     Seeks to provide maximum real       MetLife Advisers, LLC
  Portfolio -- Class A             return, consistent with             Subadviser: Pacific Investment
                                   preservation of capital and         Management Company LLC
                                   prudent investment management.
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Mid Cap Growth          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class B+                                                Subadviser: Morgan Stanley
                                                                       Investment Management, Inc.
                                                                       (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
Barclays Capital Aggregate Bond    Seeks to equal the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays Capital U.S.        Subadviser: MetLife Investment
                                   Aggregate Bond Index.               Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Diversified              Seeks high total return while       MetLife Advisers, LLC
  Portfolio -- Class A             attempting to limit investment      Subadviser: BlackRock Advisors,
                                   risk and preserve capital.          LLC
BlackRock Large Cap Value          Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Aggressive Allocation      Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current         MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.         MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: OppenheimerFunds,
                                                                       Inc.
Russell 2000(R) Index              Seeks to equal the return of the    MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.              Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Prior to May 1, 2009, Met Investors Advisory, LLC was the investment adviser of Met Investors Series Trust (the "Trust"). On May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC, and MetLife Advisers, LLC has now become the investment adviser of the Trust.

Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

The American Funds Balance Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds Portfolios that are currently available for investment directly under the Contract and other underlying American Funds portfolios which are not made available directly under the Contract.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the Contract Owner or Annuitant;

     - the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     -    administration of the Annuity options available under the Contracts;
          and

     -    the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawals pursuant to a request to divide Contract Value due to a divorce are subject to surrender charges.

SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date You make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, We will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

     (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

     (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     -    retirement of Participant

     -    severance from employment by Participant

     -    loans (if available)

     -    hardship (as defined by the Code) suffered by the Participant

     -    death of Participant

     -    disability (as defined by the Code) of Participant

     -    return of Excess Plan Contributions

     - minimum required distributions, generally when Participant reaches age 70 1/2

     -    transfers to an Employee Stock Fund

     -    certain Plan expenses, as mutually agreed upon

     -    annuitization under this Contract or another Contract issued by Us.

For Section 401(a) Plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20%.annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                                              YEARS SINCE INITIAL
    VARIABLE LIQUIDITY BENEFIT CHARGE        PURCHASE PAYMENT MADE    PERCENTAGE
-----------------------------------------    ---------------------    ----------
As a percentage of the amount surrendered             0-5                 5%
                                                       6+                 0%

                                       OR

  VARIABLE LIQUIDITY BENEFIT CHARGE      CONTRACT YEAR    PERCENTAGE
-------------------------------------    -------------    ----------
As a percentage of amount surrendered         1-2             5%
                                              3-4             4%
                                              5-6             3%
                                              7-8             2%
                                               9+             0%


Please refer to " The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

     (c)  TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We will deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.


                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Fidelity(R) Variable Insurance Products High Income Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Global Markets Portfolio, Janus Aspen Series -- Worldwide Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income Portfolio, Oppenheimer Global Equity Portfolio, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, MFS(R) Emerging Markets Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Cash Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

      (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)

Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

     (a)  the Contract Value of the Participant's Individual Account or

     (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Contract Value attributable to the Participant under the Contract or

     (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                 UNLESS...                  APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The Beneficiary (ies), or if   Unless the Beneficiary         Yes
ANNUITANT)                    none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The Beneficiary (ies), or if   Unless the Beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The Beneficiary (ies), or if   Unless the Beneficiary         Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                                                             Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
--------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The Beneficiary (ies) (e.g.                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      the trust) or if none, to                                     Annuitant is
                              the owner.                                                    treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                 UNLESS...                  APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The Beneficiary(ies), or if    Unless the Beneficiary         Yes
                              none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             the distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.

TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through an account called the Total Control Account at the time for payment. The Total Control Account is an interest-bearing account through which the Beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of

Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95(th) birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Valuesfrom one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited under joint and last survivor life annuity options.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

     (c)  pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

     (a)  accept no further payments for this Contract or Certificate; and

     (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount; or

     (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

     (a)  accept no further payments for this Contract or Certificates; and

     (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

     (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of Your Account's Cash Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

     (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

CONTRACT VALUE

During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP") . On December 8, 2008, Separate Account QP along with certain other separate accounts (collectively, the "Former Separate Accounts") were combined with and into Separate Account Eleven (the "Combination").

In connection with the Combination, We transferred the assets of the Former Separate Accounts to Separate Account Eleven and Separate Account Eleven assumed the liabilities and contractual obligations of the Former Separate Accounts. The financial statements of Separate Account Eleven reflect the Combination. Assets and liabilities are reported on a combined basis and unit values are illustrated as a range.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or to offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs") (ERISA and non-ERISA), 457(b), 403(a), Keoghs and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity Contracts (including TSAs, 457(b), 403(a) and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of annuity You purchase (e.g., TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                             --------------------------------------------
                                                            TYPE OF CONTRACT
-----------------------------------------------------------------------------------------
                                                        403(B)
                                                         -TSA
                                               401(K)    AND
                                                AND      TSA    457(B)-             NON-
                                               KEOGH    ERISA     (2)     403(A)    QUAL
-----------------------------------------------------------------------------------------
In a series of substantially equal payments
made annually (or more frequently) for life      X(1)     X(1)     X(1)     X(1)     X
or life expectancy (SEPP)
-----------------------------------------------------------------------------------------

After You die                                    X        X        X        X        X
-----------------------------------------------------------------------------------------

After You become totally disabled (as
defined in the Code)                             X        X        X        X        X
-----------------------------------------------------------------------------------------

To pay deductible medical expenses               X        X        X        X
-----------------------------------------------------------------------------------------

After Separation from service if You are
over 55 at time of separation(1)                 X        X        X        X
-----------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies           X        X        X        X
-----------------------------------------------------------------------------------------

Pursuant to qualified domestic relations
orders                                           X        X        X        X
-----------------------------------------------------------------------------------------
Certain immediate income annuities providing
a series of substantially equal periodic
payments made annually (or more frequently)                                          X
over the specified payment period
-----------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.
2. Distributions from 457(b) Plans are generally not subject to the 10% penalty. However, it does apply to distributions from 457(b) Plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement Plans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a variable annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS - GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and annuity payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or an individual retirement annuity. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. An important exception is that Your account may be transferred pursuant to a qualified domestic relations order
(QDRO).

Please consult the specific section for the type of annuity You purchased to determine if there are restrictions on withdrawals, transfers or annuity payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an individual retirement annuity designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different individual retirement annuityor eligible retirement Plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an individual retirement annuity or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.

Under recently enacted legislation, You (and after Your death, Your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009; for those payments, You are still required to receive Your first RMD payment by April 1, 2009. In contrast, if Your first RMD would have been due by April 1, 2010, You are not required to take such distribution; however, Your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if You died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if You are receiving Annuity Payments under Your Contract. The RMD rules are complex, so consult with Your tax adviser before waiving Your 2009 RMD payment.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each Section 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the participant's several TSA arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether annuity payments under a variable annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

You may not satisfy minimum distributions for one type of qualified Plan with distributions from an account or annuity contract under another type or qualified Plan (e.g. IRA and 403(b)).

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or annuity payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your beneficiary by December 31st of the year after Your death.

Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited individual retirement annuity. However, such Beneficiary may not treat the inherited individual retirement annuity as his or her own individual retirement annuity. Starting in 2010, certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the participant.

Where otherwise permitted to be offered under annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under any type of Section 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the participant including current taxation of amounts under the Contract.

TSAS (ERISA AND NON-ERISA) - 403(B)

TSAs fall under Section 403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which will impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under 403(b) arrangements;

     - Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

     - Occurs after You die, leave Your job or become disabled (as defined by the Code);

     - Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

     - Relates to distributions attributable to certain TSA Plan terminations if the conditions of the new income tax regulations are met;

     -    Relates to rollover or after-tax contributions; or

     - Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for TSA Contracts issued on or after January 1, 2009.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a TSA/ 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

     - The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

     - In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     - All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

     - In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     - No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     - If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     - We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The IRS was given authority in the final Roth account regulations to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of

Roth accounts and particularly Roth accounts under annuity contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.

SECTION 403(B) COLLATERALIZED LOANS

If Your employer's plan and TSA Contract permits loans, such loans will be made only from any fixed account value and only up to certain limits. In that case, We credit Your fixed account value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

457(B) PLANS

457(b) Plans are available to state or local governments and certain tax-exempt organizations as described in Sections 457(b) and 457(e)(1) of the Code. The Plans are not available for churches and qualified church-controlled organizations.

457(b) annuities maintained by a state or local government are for the exclusive benefit of Plan Participants and their Beneficiaries. 457(b) annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to You.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from Your annuity are subject to income tax. Generally, monies in Your Contract can not be "made available" to You until You reach age 70 1/2, leave Your job (or Your employer changes) or have an unforeseen emergency (as defined by the Code).

SPECIAL RULES

Special rules apply to certain non-governmental 457(b) Plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

LOANS

In the case of a 457(b) Plan maintained by a state or local government, the Plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from Your 457(b) Plan and all employer Plans in the aggregate and also require that loans be repaid, at minimum, in scheduled level payments over a certain term.

Your 457(b) Plan will indicate whether Plan loans are permitted. The terms of the loan are governed by Your loan agreement with the Plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.

403(A)

The employer adopts a 403(a) Plan as a qualified retirement Plan to provide benefits to participating employees. The Plan generally works in a similar manner to a corporate qualified retirement Plan except that the 403(a) Plan does not have a trust or a trustee.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 403(a) annuities.

KEOGH

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to Keoghs.

401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts -- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.

NON-QUALIFIED ANNUITIES

     - Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

     - Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.

     - Your non-qualified Contract may be exchanged for another non-qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

     - The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchange") on or after June 30, 2008, may be treated as a taxable withdrawal rather than a non-taxable exchange under certain circumstances. Such circumstances generally include situations where amounts are withdrawn or annuity payments are made from either contract involved in the partial exchange within a period of twelve months following the transfers. Certain exceptions may apply. Consult Your own independent tax adviser prior to a partial exchange.

     - Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity Contracts.

     - Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

     - Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.

     - When a non-natural person owns a non-qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

     - In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.

PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining withdrawals are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and whether a withdrawal includes a non-taxable return of Your Purchase Payment.

ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.

Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.

The IRS has not approved the use of an exclusion ratio when only part of an Account Value is used to convert to Annuity Payments.

We will treat the application of less than Your entire Account Value under a non-qualified Contract to a pay-out option (taking an immediate annuity) as a taxable withdrawal for federal income tax purposes and also as subject to the 10% penalty tax (if You are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an immediate annuity and tax report the Annuity Payments received under the rules for variable immediate annuities. Consult Your tax attorney prior to partially annuitizing Your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate annuity where transfers/ reallocations are permitted between subaccounts or from a subaccount into a fixed option.

We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code

If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

If You die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.

If You die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract).

If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.

DIVERSIFICATION

In order for Your non-qualified Contract to be considered an annuity Contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase

Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     - Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a fixed account or Fixed Annuity option.

     - Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

     - Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.

We reserve the right to amend Your Contract where necessary to maintain its status as a variable annuity Contract under federal tax law and to protect You and other Contract Owners in the subaccounts from adverse tax consequences.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction. Effective July 1, 2007, the rate in effect is 10%.

A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the 1994 Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1165(a) of the 1994 Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

          The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.

The 1994 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

          Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2010.

A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the 1994 Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the 1994 Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

          Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

..

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal

Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity Contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2008, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

From time to time MetLife pays organizations, associations, and nonprofit organizations fees to endorse or sponsor MetLife's variable annuity contracts. We may also obtain access to an organization's members to market Our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of Our variable annuity contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by Our funding of their programs, scholarships, events or awards, such as principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, We hire the organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the

Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
       (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.217          2.342                --
                                                       2006      1.931          2.217           391,031
                                                       2005      1.855          1.931           425,802
                                                       2004      1.687          1.855           493,699
                                                       2003      1.322          1.687           520,081
                                                       2002      1.713          1.322           614,755
                                                       2001      1.963          1.713           500,383
                                                       2000      2.176          1.963           413,200
                                                       1999      1.815          2.176           243,662

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.087          1.168                --
                                                       2006      1.000          1.087           347,442

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.847          0.892                --
                                                       2005      0.806          0.847           398,147
                                                       2004      0.767          0.806           396,007
                                                       2003      0.617          0.767           329,124
                                                       2002      0.890          0.617           306,570
                                                       2001      1.000          0.890           178,744

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2008      1.657          1.053         1,242,629

  American Funds Growth Subaccount (Class 2) (4/08)..  2008      1.479          0.860         2,766,884

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2008      1.308          0.842         1,185,410

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.329          2.312                --
                                                       2005      1.982          2.329         3,178,807
                                                       2004      1.668          1.982         3,007,532
                                                       2003      1.344          1.668         3,314,906
                                                       2002      1.804          1.344         2,932,920
                                                       2001      2.456          1.804         2,602,726
                                                       2000      3.163          2.456           996,560
                                                       1999      2.073          3.163           437,009

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      3.090          3.248                --
                                                       2006      2.346          3.090           242,036
                                                       2005      1.845          2.346            81,085
                                                       2004      1.485          1.845           101,326
                                                       2003      1.046          1.485            39,486
                                                       2002      1.190          1.046            33,858
                                                       2001      1.325          1.190            11,235

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.603          3.432                --
                                                       2005      2.444          2.603           732,600
                                                       2004      1.871          2.444           725,473
                                                       2003      1.405          1.871           636,474
                                                       2002      1.352          1.405           325,441
                                                       2001      1.250          1.352            71,516
                                                       2000      0.958          1.250               600
                                                       1999      1.000          0.958                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.415          1.358                --
                                                       2007      1.329          1.415           367,420
                                                       2006      1.147          1.329           729,558
                                                       2005      1.106          1.147           470,417
                                                       2004      1.059          1.106           461,716
                                                       2003      0.879          1.059           395,420
                                                       2002      1.062          0.879           323,041
                                                       2001      1.178          1.062           100,385
                                                       2000      1.193          1.178             8,776
                                                       1999      1.077          1.193             3,743

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.723          1.632                --
                                                       2007      1.949          1.723           854,724
                                                       2006      1.889          1.949         1,750,689
                                                       2005      1.797          1.889         1,323,461
                                                       2004      1.623          1.797         1,353,337
                                                       2003      1.240          1.623         1,205,447
                                                       2002      1.542          1.240         1,104,419
                                                       2001      1.653          1.542           892,061
                                                       2000      1.467          1.653           465,722
                                                       1999      1.199          1.467            63,771

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.780          1.870                --
                                                       2006      1.669          1.780            48,905
                                                       2005      1.613          1.669            48,905
                                                       2004      1.539          1.613            71,906
                                                       2003      1.312          1.539            72,935
                                                       2002      1.446          1.312            73,597
                                                       2001      1.517          1.446            63,204
                                                       2000      1.589          1.517            56,454
                                                       1999      1.439          1.589            38,657

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2008      1.867          1.064         3,733,850
                                                       2007      1.601          1.867         3,698,163
                                                       2006      1.446          1.601         8,304,547
                                                       2005      1.247          1.446         7,103,809
                                                       2004      1.089          1.247         5,358,276
                                                       2003      0.855          1.089         4,062,355
                                                       2002      0.951          0.855         2,680,749
                                                       2001      1.000          0.951         1,433,561

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2008      1.403          0.818            88,755
                                                       2007      1.322          1.403            48,915
                                                       2006      1.169          1.322           146,543
                                                       2005      0.974          1.169            74,681
                                                       2004      0.968          0.974            54,968
                                                       2003      0.779          0.968            43,877
                                                       2002      0.848          0.779            35,320
                                                       2001      1.000          0.848            10,715

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2008      2.389          1.362           146,959
                                                       2007      2.367          2.389           138,732
                                                       2006      1.981          2.367           169,656
                                                       2005      1.882          1.981           138,209
                                                       2004      1.698          1.882           149,510
                                                       2003      1.311          1.698           136,901
                                                       2002      1.588          1.311           160,504
                                                       2001      1.680          1.588           139,375
                                                       2000      1.559          1.680            93,837
                                                       1999      1.475          1.559           125,159

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.225          2.048                --
                                                       2007      1.763          2.225           290,247
                                                       2006      1.660          1.763           275,368
                                                       2005      1.578          1.660           313,797
                                                       2004      1.536          1.578           375,289
                                                       2003      1.163          1.536           452,503
                                                       2002      1.674          1.163           467,001
                                                       2001      2.045          1.674           600,404
                                                       2000      2.311          2.045           499,206
                                                       1999      1.692          2.311           168,043

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2008      1.339          0.999            37,512
                                                       2007      1.311          1.339            37,524
                                                       2006      1.186          1.311            37,524
                                                       2005      1.161          1.186            37,524
                                                       2004      1.066          1.161            37,524
                                                       2003      0.843          1.066            36,607
                                                       2002      0.820          0.843            36,031
                                                       2001      0.934          0.820            45,868
                                                       2000      1.212          0.934            94,397
                                                       1999      1.128          1.212            46,277

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.366          1.420         1,535,912
                                                       2007      2.064          2.366         1,743,249
                                                       2006      1.847          2.064         5,803,109
                                                       2005      1.574          1.847         5,046,318
                                                       2004      1.270          1.574         3,259,665
                                                       2003      0.924          1.270         1,562,630
                                                       2002      1.034          0.924           652,170
                                                       2001      1.000          1.034           194,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      2.550          1.199           387,232
                                                       2007      1.992          2.550           317,595
                                                       2006      1.565          1.992           413,332
                                                       2005      1.235          1.565           311,013
                                                       2004      1.000          1.235           100,959

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.757          1.041           350,061
                                                       2007      1.531          1.757           451,650
                                                       2006      1.268          1.531         1,114,119
                                                       2005      1.158          1.268           640,891
                                                       2004      1.000          1.158           272,618

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.548          2.706                --
                                                       2006      2.112          2.548           232,359
                                                       2005      2.046          2.112           147,663
                                                       2004      1.775          2.046           121,205
                                                       2003      1.350          1.775           101,995
                                                       2002      1.417          1.350            95,945
                                                       2001      1.579          1.417            84,808
                                                       2000      1.584          1.579            52,302
                                                       1999      1.297          1.584            25,306

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.187          2.568                --
                                                       2005      2.017          2.187           556,302
                                                       2004      1.746          2.017           515,737
                                                       2003      1.324          1.746           422,132
                                                       2002      1.631          1.324           386,289
                                                       2001      1.657          1.631           340,692
                                                       2000      1.552          1.657           295,851
                                                       1999      1.209          1.552           299,758

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      2.088          2.141                --
                                                       2005      2.073          2.088           487,875
                                                       2004      1.917          2.073           457,164
                                                       2003      1.494          1.917           500,771
                                                       2002      1.437          1.494           206,913
                                                       2001      1.319          1.437           194,917
                                                       2000      1.315          1.319             8,718
                                                       1999      1.267          1.315             4,573

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.164          1.207                --
                                                       2005      1.088          1.164         2,073,047
                                                       2004      1.011          1.088         2,094,227
                                                       2003      0.894          1.011         2,007,620
                                                       2002      0.964          0.894         1,732,684
                                                       2001      1.000          0.964         1,050,044

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2008      1.346          0.751           354,214
                                                       2007      1.112          1.346           424,858
                                                       2006      0.987          1.112           847,311
                                                       2005      0.887          0.987           733,827
                                                       2004      0.740          0.887           775,607
                                                       2003      0.553          0.740           752,722
                                                       2002      0.773          0.553           681,958
                                                       2001      1.000          0.773           323,705

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/01).....................................  2008      1.060          0.582           350,259
                                                       2007      0.976          1.060           495,129
                                                       2006      0.832          0.976         1,314,948
                                                       2005      0.793          0.832         1,293,969
                                                       2004      0.763          0.793         1,355,881
                                                       2003      0.621          0.763         1,332,255
                                                       2002      0.841          0.621         1,259,857
                                                       2001      1.000          0.841           793,901

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.126          0.667         1,539,345
                                                       2007      1.116          1.126         2,013,129
                                                       2006      1.032          1.116         3,439,553
                                                       2005      0.930          1.032         1,964,545
                                                       2004      0.851          0.930         2,160,052
                                                       2003      0.636          0.851         1,952,183
                                                       2002      0.950          0.636         1,482,733
                                                       2001      1.000          0.950           646,990

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.547          0.999            19,862
                                                       2007      1.529          1.547            17,326

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.306          0.824         1,249,595
                                                       2007      1.355          1.306         1,331,029

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (10/96)............................................  2008      1.531          0.861            89,068
                                                       2007      1.449          1.531           176,856
                                                       2006      1.158          1.449           162,942
                                                       2005      1.043          1.158           255,434
                                                       2004      0.890          1.043           231,552
                                                       2003      0.702          0.890           124,783
                                                       2002      0.951          0.702            99,780
                                                       2001      1.390          0.951           113,887
                                                       2000      1.835          1.390           212,289
                                                       1999      1.101          1.835             6,115

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      2.074          1.327           604,312
                                                       2007      2.008          2.074         1,012,376
                                                       2006      1.709          2.008           504,118
                                                       2005      1.613          1.709           545,968
                                                       2004      1.471          1.613           599,717
                                                       2003      1.118          1.471           612,882
                                                       2002      1.462          1.118           539,109
                                                       2001      1.534          1.462           543,168
                                                       2000      1.339          1.534           143,552
                                                       1999      1.206          1.339               106

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/98).............................................  2008      1.712          1.067            93,392
                                                       2007      1.636          1.712           138,898
                                                       2006      1.573          1.636           243,806
                                                       2005      1.504          1.573           289,180
                                                       2004      1.508          1.504           366,579
                                                       2003      1.028          1.508           238,213
                                                       2002      1.375          1.028            39,296
                                                       2001      1.581          1.375           124,406
                                                       2000      1.709          1.581            78,925
                                                       1999      1.314          1.709                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.370          0.807           347,536
                                                       2007      1.253          1.370           217,352
                                                       2006      1.117          1.253           875,141
                                                       2005      1.072          1.117           961,768
                                                       2004      0.937          1.072         1,020,306
                                                       2003      0.633          0.937           808,922
                                                       2002      0.975          0.633           593,152
                                                       2001      1.000          0.975           195,824

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (10/96).........  2008      2.036          1.514            78,316
                                                       2007      1.847          2.036           130,963
                                                       2006      1.726          1.847           401,523
                                                       2005      1.663          1.726           401,078
                                                       2004      1.575          1.663           410,937
                                                       2003      1.230          1.575           404,894
                                                       2002      1.646          1.230           332,072
                                                       2001      1.964          1.646           276,743
                                                       2000      1.985          1.964           104,272
                                                       1999      1.724          1.985            40,351

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.069          0.837            59,470
                                                       2007      1.061          1.069            64,549
                                                       2006      1.025          1.061            23,302
                                                       2005      1.007          1.025            77,851
                                                       2004      1.002          1.007            20,413
                                                       2003      1.000          1.002             1,000

  LMPVIT High Income Subaccount (10/96)..............  2008      1.578          1.098            46,937
                                                       2007      1.583          1.578            52,111
                                                       2006      1.435          1.583            81,352
                                                       2005      1.407          1.435            62,659
                                                       2004      1.281          1.407            78,885
                                                       2003      1.011          1.281            56,803
                                                       2002      1.051          1.011            21,046
                                                       2001      1.099          1.051            12,732
                                                       2000      1.202          1.099               170
                                                       1999      1.179          1.202               306

  LMPVIT Money Market Subaccount (10/96).............  2008      1.397          1.424         1,026,538
                                                       2007      1.339          1.397           238,696
                                                       2006      1.288          1.339           261,916
                                                       2005      1.260          1.288            45,638
                                                       2004      1.257          1.260            35,778
                                                       2003      1.256          1.257           548,095
                                                       2002      1.247          1.256           384,180
                                                       2001      1.210          1.247            36,990
                                                       2000      1.148          1.210            56,905
                                                       1999      1.102          1.148           504,494

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.230          2.347                --
                                                       2006      1.899          2.230         1,637,520
                                                       2005      1.836          1.899         1,691,857
                                                       2004      1.706          1.836         1,808,280
                                                       2003      1.234          1.706         1,736,717
                                                       2002      1.657          1.234         1,398,103
                                                       2001      1.636          1.657           787,918

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.913          2.017                --
                                                       2006      1.627          1.913         3,257,332
                                                       2005      1.537          1.627         3,231,849
                                                       2004      1.398          1.537         3,173,539
                                                       2003      1.102          1.398         3,033,990
                                                       2002      1.486          1.102         2,719,762
                                                       2001      1.628          1.486         2,156,095
                                                       2000      1.448          1.628           706,152
                                                       1999      1.456          1.448            64,998

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.968          2.037                --
                                                       2005      1.907          1.968         3,755,343
                                                       2004      1.753          1.907         3,701,526
                                                       2003      1.446          1.753         3,384,161
                                                       2002      1.591          1.446         2,932,943
                                                       2001      1.686          1.591         2,310,280
                                                       2000      1.724          1.686           766,016
                                                       1999      1.519          1.724            95,510

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.609          2.522                --
                                                       2007      2.475          2.609           467,961
                                                       2006      2.581          2.475         1,989,099

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2008      1.561          1.178           822,732
                                                       2007      1.593          1.561           863,101

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.446          1.522                --
                                                       2006      1.357          1.446           178,204

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.531          0.954            14,770
                                                       2007      1.509          1.531           128,068

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.040          0.604         1,101,186
                                                       2007      1.228          1.040         1,321,364
                                                       2006      1.003          1.228         2,487,870

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2008      1.090          0.813            36,448

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2008      1.001          0.705            42,820

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2008      1.000          0.640            18,406

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2008      1.002          0.773            20,363

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2008      1.793          1.121                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      3.094          1.789         3,609,955
                                                       2007      2.386          3.094         3,498,318
                                                       2006      2.312          2.386         5,027,380

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.518          1.603           445,991

  MIST Legg Mason Partners Aggressive Growth
  Subaccount (Class B) (4/08)........................  2008      0.794          0.503             2,336

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      2.292          1.703         1,040,406
                                                       2007      2.168          2.292         1,708,065
                                                       2006      2.037          2.168         4,011,541

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2008      0.906          0.476                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2008      3.253          1.969           161,441
                                                       2007      2.688          3.253           169,878

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.776          1.441           164,857
                                                       2007      1.673          1.776           182,051
                                                       2006      1.585          1.673           601,988

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)...................................  2008      6.150          4.113                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.287          0.852           162,716

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.142          0.651            38,830
                                                       2007      1.027          1.142            39,331
                                                       2006      1.033          1.027           173,133

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2008      1.231          0.804            31,883

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      4.094          1.816           208,396
                                                       2007      3.227          4.094           165,682

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.684          0.965           451,543
                                                       2007      1.593          1.684           505,549

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2008      1.059          0.597           348,272

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2008      1.133          1.018           879,320

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.698          1.134           161,779
                                                       2007      1.627          1.698           167,853
                                                       2006      1.503          1.627           276,112

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.794          1.592           323,848
                                                       2007      1.692          1.794           190,481
                                                       2006      1.623          1.692           327,220

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2008      1.302          0.908         1,412,540
                                                       2007      1.416          1.302         1,323,664

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      0.953          0.532            30,690

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.762          1.830                --
                                                       2006      1.700          1.762         1,089,845
                                                       2005      1.675          1.700           764,679
                                                       2004      1.610          1.675           742,031
                                                       2003      1.534          1.610           662,519
                                                       2002      1.417          1.534           513,410
                                                       2001      1.334          1.417           122,849
                                                       2000      1.194          1.334            17,825
                                                       1999      1.235          1.194             8,580

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      2.000          2.159                --
                                                       2006      1.591          2.000         1,663,353
                                                       2005      1.396          1.591         1,025,647
                                                       2004      1.223          1.396         1,014,954
                                                       2003      0.946          1.223           777,156
                                                       2002      1.225          0.946           323,555
                                                       2001      1.568          1.225           349,886
                                                       2000      1.716          1.568           187,532
                                                       1999      1.302          1.716            58,143

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.448          1.521                --
                                                       2006      1.294          1.448         1,450,173
                                                       2005      1.221          1.294           779,759
                                                       2004      1.116          1.221           702,789
                                                       2003      0.876          1.116           597,887
                                                       2002      1.142          0.876           415,447
                                                       2001      1.364          1.142           272,388
                                                       2000      1.613          1.364           118,559
                                                       1999      1.628          1.613            92,195

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.907          1.916                --
                                                       2006      1.688          1.907         1,380,843
                                                       2005      1.583          1.688         1,192,206
                                                       2004      1.386          1.583         1,129,046
                                                       2003      0.974          1.386           883,563
                                                       2002      1.285          0.974           586,956
                                                       2001      1.273          1.285           304,920
                                                       2000      1.163          1.273           138,115
                                                       1999      0.856          1.163            92,398

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.641          0.885           166,185
                                                       2007      1.371          1.641           185,965
                                                       2006      1.395          1.371           370,903

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.597          1.534           367,198
                                                       2007      1.512          1.597           361,988
                                                       2006      1.446          1.512           426,709

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2008      1.889          1.412            37,614
                                                       2007      1.862          1.889            37,628

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.443          0.990            57,091

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      3.441          2.238                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.102          0.655            97,511
                                                       2007      1.156          1.102            96,900

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.353          0.841           324,641

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.476          0.810           820,592
                                                       2007      1.429          1.476           886,897
                                                       2006      1.400          1.429         1,791,470

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2008      1.647          1.078           832,281

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.892          0.595            88,279

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.855          1.954           809,872
                                                       2007      1.828          1.855           799,904

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2008      1.133          0.671           353,152
                                                       2007      1.104          1.133           184,278
                                                       2006      1.000          1.104            68,049

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2008      1.109          0.944           159,419
                                                       2007      1.057          1.109           116,509
                                                       2006      1.000          1.057            42,701

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2008      1.120          0.873           554,788
                                                       2007      1.075          1.120           379,547
                                                       2006      1.000          1.075           341,858

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2008      1.133          0.804         1,607,447
                                                       2007      1.092          1.133         1,362,538
                                                       2006      1.000          1.092           458,707

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2008      1.146          0.739         2,123,002
                                                       2007      1.110          1.146         2,019,152
                                                       2006      1.000          1.110           593,896

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2008      2.319          1.450         1,173,180
                                                       2007      2.323          2.319         1,244,922

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.348          1.813         2,878,662
                                                       2007      2.268          2.348         3,607,412
                                                       2006      2.107          2.268         6,182,766

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.540          1.033           335,922
                                                       2007      1.440          1.540           377,227
                                                       2006      1.294          1.440           431,997

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      2.130          1.226         1,077,589
                                                       2007      2.180          2.130         1,116,736

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2008      1.122          0.665           733,293
                                                       2007      1.060          1.122           925,817
                                                       2006      0.996          1.060         1,099,185

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.904          1.258           692,763
                                                       2007      1.958          1.904           673,607

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.535          0.943            18,997

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.635          1.082           683,628

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.290          2.385                --
                                                       2006      2.141          2.290           735,254

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.896          1.880           442,793
                                                       2007      1.825          1.896           351,999
                                                       2006      1.752          1.825           760,014

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.420          1.479         1,631,914
                                                       2007      1.313          1.420           783,061
                                                       2006      1.272          1.313         2,580,553
                                                       2005      1.249          1.272         2,017,831
                                                       2004      1.198          1.249         1,808,655
                                                       2003      1.148          1.198         1,647,691
                                                       2002      1.059          1.148         1,433,047
                                                       2001      1.000          1.059           241,694

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      1.027          0.956                --
                                                       2007      0.936          1.027            75,092
                                                       2006      0.848          0.936            69,420
                                                       2005      0.796          0.848            67,921
                                                       2004      0.744          0.796            71,306
                                                       2003      0.567          0.744            55,253
                                                       2002      0.810          0.567            84,242
                                                       2001      1.000          0.810            45,903

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.474          1.601                --
                                                       2006      1.161          1.474         1,359,619
                                                       2005      1.041          1.161         1,294,451
                                                       2004      0.901          1.041         1,206,751
                                                       2003      0.705          0.901         1,247,131
                                                       2002      0.862          0.705           915,170
                                                       2001      1.000          0.862           381,220

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.058          2.205                --
                                                       2006      1.765          2.058         1,819,487
                                                       2005      1.659          1.765         1,767,557
                                                       2004      1.322          1.659         1,856,242
                                                       2003      0.889          1.322         1,334,080
                                                       2002      1.094          0.889           970,390
                                                       2001      1.000          1.094           255,109

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.967          1.033                --
                                                       2005      0.894          0.967           156,849
                                                       2004      0.845          0.894           145,832
                                                       2003      0.657          0.845           105,652
                                                       2002      0.869          0.657            63,409
                                                       2001      1.000          0.869            20,879

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.483          1.585                --
                                                       2005      1.486          1.483           511,555
                                                       2004      1.407          1.486           473,032
                                                       2003      1.121          1.407           107,427
                                                       2002      1.212          1.121            32,901
                                                       2001      1.230          1.212             4,616
                                                       2000      1.100          1.230               503
                                                       1999      1.000          1.100            66,449

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.356          2.581                --
                                                       2005      2.108          2.356         2,238,649
                                                       2004      1.821          2.108         2,198,288
                                                       2003      1.370          1.821         1,810,988
                                                       2002      1.608          1.370         1,086,972
                                                       2001      1.686          1.608           369,948
                                                       2000      1.454          1.686            10,638
                                                       1999      1.222          1.454             5,028

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.274          1.357                --
                                                       2005      1.144          1.274           180,104
                                                       2004      0.993          1.144           157,515
                                                       2003      0.824          0.993           118,258
                                                       2002      1.108          0.824            79,115
                                                       2001      1.437          1.108           230,822
                                                       2000      1.531          1.437           156,027
                                                       1999      1.245          1.531            18,357

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.314          1.395                --
                                                       2005      1.283          1.314           383,071
                                                       2004      1.131          1.283           405,733
                                                       2003      0.830          1.131           296,557
                                                       2002      1.633          0.830           202,508
                                                       2001      2.152          1.633           325,204
                                                       2000      1.979          2.152           165,835
                                                       1999      1.213          1.979               415

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      2.035          2.107                --
                                                       2005      1.988          2.035         3,410,646
                                                       2004      1.794          1.988         2,807,363
                                                       2003      1.549          1.794         2,510,455
                                                       2002      1.645          1.549         2,201,507
                                                       2001      1.655          1.645         1,523,540
                                                       2000      1.427          1.655            66,535
                                                       1999      1.399          1.427            76,473

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.194          1.294                --
                                                       2005      1.128          1.194           115,971
                                                       2004      1.000          1.128            75,452

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.412          1.503                --
                                                       2005      1.340          1.412           213,115
                                                       2004      1.213          1.340           303,851
                                                       2003      0.986          1.213           170,355
                                                       2002      1.421          0.986           125,367
                                                       2001      1.857          1.421            87,240
                                                       2000      1.503          1.857            33,198
                                                       1999      1.514          1.503             8,345

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.602          1.623                --
                                                       2005      1.554          1.602           218,148
                                                       2004      1.409          1.554           144,266
                                                       2003      1.186          1.409           135,056
                                                       2002      1.127          1.186            62,808
                                                       2001      1.088          1.127           117,990
                                                       2000      1.098          1.088             4,035
                                                       1999      1.093          1.098             9,311

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.454          1.446                --
                                                       2005      1.440          1.454           325,404
                                                       2004      1.402          1.440           316,329
                                                       2003      1.318          1.402           283,298
                                                       2002      1.254          1.318           236,922
                                                       2001      1.177          1.254           131,098
                                                       2000      1.107          1.177             1,597
                                                       1999      1.102          1.107             1,221

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.560          1.633                --
                                                       2005      1.538          1.560           622,816
                                                       2004      1.404          1.538           669,603
                                                       2003      1.065          1.404           650,708
                                                       2002      1.614          1.065           489,407
                                                       2001      1.874          1.614           544,899
                                                       2000      2.305          1.874           275,547
                                                       1999      1.753          2.305            99,102

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.811          1.752                --
                                                       2005      1.746          1.811           786,487
                                                       2004      1.655          1.746           754,697
                                                       2003      1.621          1.655           645,692
                                                       2002      1.435          1.621           517,949
                                                       2001      1.364          1.435            34,745
                                                       2000      1.199          1.364             1,246
                                                       1999      1.259          1.199                --

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.930          0.889                --
                                                       2007      0.802          0.930           109,960
                                                       2006      0.786          0.802           238,818
                                                       2005      0.735          0.786           164,175
                                                       2004      0.692          0.735           174,046
                                                       2003      0.548          0.692           245,721
                                                       2002      0.819          0.548           151,687
                                                       2001      1.000          0.819            56,640

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2008      1.048          0.593             3,421
                                                       2007      0.938          1.048             3,421
                                                       2006      0.884          0.938            46,218
                                                       2005      0.824          0.884            32,816
                                                       2004      0.799          0.824            28,823
                                                       2003      0.639          0.799            23,209
                                                       2002      0.913          0.639            13,723
                                                       2001      1.000          0.913             6,891




                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus Stock Index Subaccount (Initial Shares)
  (1/97).............................................  2007      2.063          2.175                --
                                                       2006      1.810          2.063         2,006,190
                                                       2005      1.751          1.810         2,036,362
                                                       2004      1.604          1.751         2,117,372
                                                       2003      1.266          1.604         1,886,932
                                                       2002      1.651          1.266         1,708,717
                                                       2001      1.905          1.651         1,588,526
                                                       2000      2.128          1.905         1,558,905
                                                       1999      1.787          2.128         1,399,407

AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.082          1.160                --
                                                       2006      1.000          1.082            98,980

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.820          0.862                --
                                                       2005      0.786          0.820            99,039
                                                       2004      0.753          0.786            86,354
                                                       2003      0.610          0.753            62,575
                                                       2002      0.886          0.610            41,405
                                                       2001      1.000          0.886             9,328

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (4/08).............................................  2008      1.611          1.020            45,655

  American Funds Growth Subaccount (Class 2) (4/08)..  2008      1.438          0.832            55,973

  American Funds Growth-Income Subaccount (Class 2)
  (4/08).............................................  2008      1.272          0.815            97,515

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (1/97)...................  2006      2.183          2.162                --
                                                       2005      1.871          2.183         1,911,719
                                                       2004      1.586          1.871         2,228,849
                                                       2003      1.286          1.586         2,197,793
                                                       2002      1.740          1.286         2,026,597
                                                       2001      2.385          1.740         1,800,337
                                                       2000      3.092          2.385         1,555,883
                                                       1999      2.040          3.092         1,271,961

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (11/98)............................................  2007      2.918          3.060                --
                                                       2006      2.231          2.918            15,151
                                                       2005      1.766          2.231             9,868
                                                       2004      1.432          1.766             9,802
                                                       2003      1.016          1.432             6,414
                                                       2002      1.163          1.016             3,521

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (1/99).............................................  2006      2.479          3.246                --
                                                       2005      2.343          2.479            97,716
                                                       2004      1.807          2.343           117,011
                                                       2003      1.366          1.807            51,297
                                                       2002      1.324          1.366            23,932
                                                       2001      1.233          1.324             4,245
                                                       2000      0.951          1.233                57
                                                       1999      1.000          0.951                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.324          1.269                --
                                                       2007      1.253          1.324           363,261
                                                       2006      1.089          1.253           347,700
                                                       2005      1.057          1.089           293,073
                                                       2004      1.020          1.057           313,740
                                                       2003      0.852          1.020           254,668
                                                       2002      1.037          0.852           200,751
                                                       2001      1.159          1.037           136,753
                                                       2000      1.181          1.159            75,462
                                                       1999      1.074          1.181            26,484

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98).....................................  2008      1.615          1.526                --
                                                       2007      1.839          1.615           164,568
                                                       2006      1.796          1.839           196,574
                                                       2005      1.719          1.796           209,178
                                                       2004      1.564          1.719           308,645
                                                       2003      1.203          1.564           260,010
                                                       2002      1.507          1.203           191,979
                                                       2001      1.627          1.507            93,689
                                                       2000      1.454          1.627            21,714
                                                       1999      1.196          1.454            15,312

Fidelity(R) Variable Insurance Products
  Fidelity VIP Asset Manager SM Subaccount (Initial
  Class) (10/96).....................................  2007      1.657          1.736                --
                                                       2006      1.564          1.657           423,048
                                                       2005      1.523          1.564           439,178
                                                       2004      1.463          1.523           500,491
                                                       2003      1.256          1.463           490,597
                                                       2002      1.394          1.256           459,780
                                                       2001      1.473          1.394           508,719
                                                       2000      1.553          1.473           487,812
                                                       1999      1.416          1.553           431,977

  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (5/01)....................................  2008      1.782          1.008           282,048
                                                       2007      1.539          1.782           288,948
                                                       2006      1.399          1.539           234,945
                                                       2005      1.215          1.399           133,024
                                                       2004      1.069          1.215            80,933
                                                       2003      0.845          1.069            42,292
                                                       2002      0.947          0.845            21,217
                                                       2001      1.000          0.947            10,328

  Fidelity VIP Dynamic Capital Appreciation
  Subaccount (Service Class 2) (5/01)................  2008      1.339          0.775            15,185
                                                       2007      1.271          1.339            15,556
                                                       2006      1.131          1.271             8,865
                                                       2005      0.949          1.131             5,565
                                                       2004      0.950          0.949            12,403
                                                       2003      0.770          0.950            16,388
                                                       2002      0.844          0.770            13,031
                                                       2001      1.000          0.844             1,686

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Equity-Income Subaccount (Initial
  Class) (10/96).....................................  2008      2.208          1.250         1,027,207
                                                       2007      2.203          2.208         1,083,001
                                                       2006      1.857          2.203         1,286,371
                                                       2005      1.777          1.857         1,512,625
                                                       2004      1.614          1.777         1,487,531
                                                       2003      1.255          1.614         1,360,272
                                                       2002      1.530          1.255         1,219,087
                                                       2001      1.631          1.530         1,154,279
                                                       2000      1.524          1.631         1,034,876
                                                       1999      1.452          1.524           910,214

  Fidelity VIP Growth Subaccount (Initial Class)
  (10/96)............................................  2008      2.056          1.889                --
                                                       2007      1.641          2.056           952,149
                                                       2006      1.556          1.641         1,261,066
                                                       2005      1.490          1.556         1,277,223
                                                       2004      1.460          1.490         1,304,854
                                                       2003      1.113          1.460         1,248,844
                                                       2002      1.614          1.113         1,129,017
                                                       2001      1.985          1.614           974,148
                                                       2000      2.259          1.985         1,026,697
                                                       1999      1.665          2.259           873,625

  Fidelity VIP High Income Subaccount (Initial Class)
  (10/96)............................................  2008      1.238          0.917            77,680
                                                       2007      1.220          1.238            98,762
                                                       2006      1.112          1.220            98,035
                                                       2005      1.096          1.112            96,394
                                                       2004      1.014          1.096           168,222
                                                       2003      0.807          1.014           163,263
                                                       2002      0.790          0.807           153,074
                                                       2001      0.907          0.790           128,931
                                                       2000      1.185          0.907           163,606
                                                       1999      1.110          1.185           121,051

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2008      2.258          1.346           162,285
                                                       2007      1.983          2.258           151,413
                                                       2006      1.788          1.983           178,427
                                                       2005      1.534          1.788           182,486
                                                       2004      1.247          1.534            90,732
                                                       2003      0.914          1.247            55,766
                                                       2002      1.029          0.914            27,675
                                                       2001      1.000          1.029             1,660

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2008      2.486          1.160            49,087
                                                       2007      1.956          2.486            53,670
                                                       2006      1.547          1.956            59,079
                                                       2005      1.230          1.547            18,275
                                                       2004      1.000          1.230             5,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2008      1.712          1.008            74,098
                                                       2007      1.503          1.712            54,244
                                                       2006      1.253          1.503            61,918
                                                       2005      1.153          1.253            43,325
                                                       2004      1.000          1.153             6,608

  FTVIPT Templeton Global Asset Allocation Subaccount
  (Class 1) (10/96)..................................  2007      2.372          2.513                --
                                                       2006      1.980          2.372           665,934
                                                       2005      1.931          1.980           709,734
                                                       2004      1.688          1.931           700,415
                                                       2003      1.292          1.688           602,756
                                                       2002      1.366          1.292           533,846
                                                       2001      1.533          1.366           508,744
                                                       2000      1.548          1.533           562,632
                                                       1999      1.277          1.548           493,692

  FTVIPT Templeton Growth Securities Subaccount
  (Class 1) (10/96)..................................  2006      2.050          2.393                --
                                                       2005      1.904          2.050           871,027
                                                       2004      1.660          1.904           891,046
                                                       2003      1.268          1.660           841,902
                                                       2002      1.572          1.268           779,945
                                                       2001      1.609          1.572           703,962
                                                       2000      1.517          1.609           684,317
                                                       1999      1.191          1.517           613,623

High Yield Bond Trust
  High Yield Bond Trust (10/96)......................  2006      1.957          2.003                --
                                                       2005      1.957          1.957           100,315
                                                       2004      1.823          1.957           138,305
                                                       2003      1.430          1.823           110,217
                                                       2002      1.385          1.430            80,261
                                                       2001      1.281          1.385            67,746
                                                       2000      1.285          1.281            48,596
                                                       1999      1.247          1.285            42,157

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.127          1.165                --
                                                       2005      1.060          1.127            81,014
                                                       2004      0.992          1.060            65,970
                                                       2003      0.884          0.992            53,105
                                                       2002      0.959          0.884            36,827
                                                       2001      1.000          0.959             7,538

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2008      1.284          0.712           142,443
                                                       2007      1.069          1.284           129,806
                                                       2006      0.956          1.069           101,889
                                                       2005      0.864          0.956            83,501
                                                       2004      0.727          0.864            61,510
                                                       2003      0.546          0.727            42,656
                                                       2002      0.770          0.546            30,854
                                                       2001      1.000          0.770             4,574

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/01).....................................  2008      1.012          0.551           148,854
                                                       2007      0.938          1.012           118,666
                                                       2006      0.805          0.938            99,991
                                                       2005      0.773          0.805            77,901
                                                       2004      0.749          0.773            67,791
                                                       2003      0.614          0.749            41,629
                                                       2002      0.837          0.614            22,552
                                                       2001      1.000          0.837             5,640

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2008      1.074          0.632           115,021
                                                       2007      1.072          1.074           100,609
                                                       2006      0.998          1.072            63,436
                                                       2005      0.906          0.998            52,977
                                                       2004      0.835          0.906            39,325
                                                       2003      0.629          0.835            24,633
                                                       2002      0.946          0.629            14,775
                                                       2001      1.000          0.946             2,244

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2008      1.449          0.930            39,244
                                                       2007      1.440          1.449            46,869

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2008      1.247          0.781           254,177
                                                       2007      1.299          1.247           268,175

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (10/96)............................................  2008      1.415          0.791           116,334
                                                       2007      1.349          1.415           108,407
                                                       2006      1.085          1.349            98,761
                                                       2005      0.984          1.085           127,139
                                                       2004      0.846          0.984           139,310
                                                       2003      0.672          0.846           134,562
                                                       2002      0.917          0.672           132,135
                                                       2001      1.350          0.917            96,390
                                                       2000      1.794          1.350            58,628
                                                       1999      1.083          1.794            25,632

  LMPVET Investors Subaccount (Class I) (10/98)......  2008      1.944          1.235           157,063
                                                       2007      1.896          1.944           176,465
                                                       2006      1.624          1.896            99,277
                                                       2005      1.544          1.624           100,824
                                                       2004      1.418          1.544           105,464
                                                       2003      1.085          1.418            92,019
                                                       2002      1.429          1.085            78,635
                                                       2001      1.510          1.429            50,373
                                                       2000      1.328          1.510             3,198
                                                       1999      1.204          1.328             2,737

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/98).............................................  2008      1.604          0.993            92,139
                                                       2007      1.543          1.604            91,748
                                                       2006      1.494          1.543            80,092
                                                       2005      1.439          1.494            89,255
                                                       2004      1.452          1.439           120,657
                                                       2003      0.997          1.452            92,876
                                                       2002      1.343          0.997            44,408
                                                       2001      1.555          1.343            22,563
                                                       2000      1.693          1.555             6,223
                                                       1999      1.311          1.693             1,853

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2008      1.307          0.765            58,207
                                                       2007      1.204          1.307            70,682
                                                       2006      1.082          1.204            26,278
                                                       2005      1.045          1.082            20,740
                                                       2004      0.919          1.045            15,275
                                                       2003      0.625          0.919             7,411
                                                       2002      0.970          0.625             3,265
                                                       2001      1.000          0.970               565

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (10/96).........  2008      1.882          1.390           679,310
                                                       2007      1.720          1.882           769,082
                                                       2006      1.618          1.720           757,675
                                                       2005      1.570          1.618           716,575
                                                       2004      1.497          1.570           657,162
                                                       2003      1.177          1.497           527,715
                                                       2002      1.587          1.177           447,508
                                                       2001      1.906          1.587           355,392
                                                       2000      1.941          1.906           313,700
                                                       1999      1.697          1.941           229,469

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2008      1.037          0.807                --
                                                       2007      1.036          1.037                --
                                                       2006      1.009          1.036                --
                                                       2005      0.998          1.009                --
                                                       2004      1.000          0.998                --
                                                       2003      1.000          1.000                --

  LMPVIT High Income Subaccount (10/96)..............  2008      1.460          1.009            25,296
                                                       2007      1.474          1.460            34,413
                                                       2006      1.346          1.474            76,861
                                                       2005      1.329          1.346            77,954
                                                       2004      1.219          1.329            98,700
                                                       2003      0.968          1.219            84,977
                                                       2002      1.014          0.968            66,368
                                                       2001      1.067          1.014            60,523
                                                       2000      1.176          1.067            49,732
                                                       1999      1.161          1.176            49,357

  LMPVIT Money Market Subaccount (10/96).............  2008      1.291          1.307           721,587
                                                       2007      1.247          1.291           475,987
                                                       2006      1.207          1.247           576,158
                                                       2005      1.189          1.207           568,405
                                                       2004      1.194          1.189           620,598
                                                       2003      1.202          1.194           697,628
                                                       2002      1.202          1.202           789,747
                                                       2001      1.175          1.202           591,721
                                                       2000      1.122          1.175           440,206
                                                       1999      1.085          1.122           462,445

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (10/98)........  2007      2.106          2.212                --
                                                       2006      1.806          2.106            98,927
                                                       2005      1.759          1.806           112,801
                                                       2004      1.645          1.759           113,026
                                                       2003      1.199          1.645            95,745
                                                       2002      1.620          1.199            62,773
                                                       2001      1.611          1.620            29,111

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (10/96)........  2007      1.780          1.873                --
                                                       2006      1.525          1.780            96,421
                                                       2005      1.451          1.525           101,024
                                                       2004      1.328          1.451           260,880
                                                       2003      1.055          1.328           279,208
                                                       2002      1.433          1.055           255,034
                                                       2001      1.581          1.433           237,866
                                                       2000      1.416          1.581           204,244
                                                       1999      1.433          1.416           218,475

Managed Assets Trust
  Managed Assets Trust (10/96).......................  2006      1.845          1.906                --
                                                       2005      1.800          1.845           403,436
                                                       2004      1.666          1.800           550,241
                                                       2003      1.384          1.666           493,913
                                                       2002      1.534          1.384           480,471
                                                       2001      1.637          1.534           438,370
                                                       2000      1.686          1.637           401,308
                                                       1999      1.495          1.686           362,589

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.445          2.359                --
                                                       2007      2.335          2.445            85,888
                                                       2006      2.448          2.335            92,018

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2008      1.454          1.089           181,264
                                                       2007      1.490          1.454           178,313

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.365          1.433                --
                                                       2006      1.287          1.365            14,327

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2008      1.435          0.888            23,421
                                                       2007      1.421          1.435            19,575

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2008      1.028          0.593           248,206
                                                       2007      1.223          1.028           213,355
                                                       2006      1.003          1.223           224,234

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/08).............................................  2008      1.074          0.798            10,544

  MIST FOF -- American Funds Balanced Allocation
  Subaccount (Class C) (4/08)........................  2008      1.001          0.702                --

  MIST FOF -- American Funds Growth Allocation
  Subaccount (Class C) (4/08)........................  2008      1.000          0.637             3,272

  MIST FOF -- American Funds Moderate Allocation
  Subaccount (Class C) (4/08)........................  2008      1.002          0.770               145

  MIST Harris Oakmark International Subaccount (Class
  A) (4/08)..........................................  2008      1.716          1.067                --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2008      2.861          1.642         1,430,148
                                                       2007      2.221          2.861         1,471,307
                                                       2006      2.162          2.221         1,604,268

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2008      2.354          1.492           100,242

  MIST Legg Mason Partners Aggressive Growth
  Subaccount (Class B) (4/08)........................  2008      0.755          0.476                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2008      2.118          1.563           328,174
                                                       2007      2.018          2.118           315,159
                                                       2006      1.906          2.018           295,161

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2008      0.890          0.465                --

  MIST Loomis Sayles Global Markets Subaccount (Class
  A) (4/07) *........................................  2008      3.007          1.808           617,505
                                                       2007      2.497          3.007           680,027

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2008      1.676          1.350            14,697
                                                       2007      1.589          1.676             9,769
                                                       2006      1.513          1.589             9,399

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/08)...................................  2008      5.407          3.599                --

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.251          0.825             3,087

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2008      1.090          0.617            30,150
                                                       2007      0.987          1.090            32,511
                                                       2006      0.997          0.987            40,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/08).............................................  2008      1.207          0.784             5,046

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2008      3.840          1.691            17,589
                                                       2007      3.041          3.840            17,944

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2008      1.607          0.914            85,883
                                                       2007      1.527          1.607            55,930

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2008      1.007          0.565         1,805,287

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/08)...................................  2008      1.112          0.995                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2008      1.570          1.041            69,902
                                                       2007      1.515          1.570            65,572
                                                       2006      1.406          1.515            51,249

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2008      1.658          1.461            92,649
                                                       2007      1.576          1.658            85,230
                                                       2006      1.518          1.576            87,171

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2008      1.269          0.879           185,616
                                                       2007      1.387          1.269           152,474

  MIST Van Kampen Mid Cap Growth Subaccount (Class B)
  (4/08).............................................  2008      0.907          0.504            36,975

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (10/96)..................................  2007      1.641          1.693                --
                                                       2006      1.593          1.641           144,941
                                                       2005      1.581          1.593           171,443
                                                       2004      1.531          1.581           387,341
                                                       2003      1.469          1.531           307,206
                                                       2002      1.366          1.469           188,280
                                                       2001      1.295          1.366           150,472
                                                       2000      1.167          1.295            69,929
                                                       1999      1.216          1.167            56,766

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (10/96)..................................  2007      1.862          1.998                --
                                                       2006      1.491          1.862            88,285
                                                       2005      1.318          1.491           120,444
                                                       2004      1.162          1.318           202,492
                                                       2003      0.905          1.162           169,846
                                                       2002      1.181          0.905           108,558
                                                       2001      1.523          1.181            81,149
                                                       2000      1.677          1.523            46,491
                                                       1999      1.282          1.677            37,869

  MetLife Investment Large Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.348          1.408                --
                                                       2006      1.213          1.348           325,586
                                                       2005      1.152          1.213           362,097
                                                       2004      1.061          1.152           560,256
                                                       2003      0.839          1.061           493,283
                                                       2002      1.101          0.839           363,378
                                                       2001      1.324          1.101           326,861
                                                       2000      1.577          1.324           246,823
                                                       1999      1.603          1.577           186,669

  MetLife Investment Small Company Stock Subaccount
  (Class I) (10/96)..................................  2007      1.775          1.773                --
                                                       2006      1.582          1.775           167,102
                                                       2005      1.494          1.582           160,201
                                                       2004      1.317          1.494           228,047
                                                       2003      0.933          1.317           217,147
                                                       2002      1.239          0.933           146,211
                                                       2001      1.236          1.239           121,305
                                                       2000      1.137          1.236           123,164
                                                       1999      0.842          1.137            91,325

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2008      1.538          0.824           214,108
                                                       2007      1.294          1.538           197,240
                                                       2006      1.323          1.294           209,002

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2008      1.487          1.417           253,364
                                                       2007      1.417          1.487           280,087
                                                       2006      1.361          1.417           263,661

  MSF BlackRock Diversified Subaccount (Class A)
  (4/07).............................................  2008      1.746          1.296           355,777
                                                       2007      1.729          1.746           349,898

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2008      1.384          0.945                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      3.130          2.027                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2008      1.089          0.643           128,473
                                                       2007      1.148          1.089           109,318

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2008      1.264          0.782           408,659

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2008      1.372          0.747           588,245
                                                       2007      1.337          1.372           544,538
                                                       2006      1.317          1.337           564,682

  MSF FI Value Leaders Subaccount (Class D) (4/08)...  2008      1.527          0.995           198,176

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2008      0.849          0.563            65,120

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2008      1.715          1.794            61,878
                                                       2007      1.691          1.715            70,324

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/06)..........................................  2008      1.118          0.657           230,643
                                                       2007      1.097          1.118           182,529
                                                       2006      1.000          1.097            35,015

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (2/06)...................................  2008      1.095          0.925            59,992
                                                       2007      1.051          1.095            36,688
                                                       2006      1.000          1.051               384

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (2/06)........................  2008      1.105          0.856           102,061
                                                       2007      1.069          1.105            71,310
                                                       2006      1.000          1.069             8,556

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (2/06)..........................................  2008      1.118          0.788           853,929
                                                       2007      1.086          1.118           518,236
                                                       2006      1.000          1.086            27,519

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (2/06)........................  2008      1.131          0.724            88,977
                                                       2007      1.103          1.131            49,754
                                                       2006      1.000          1.103            28,047

  MSF MetLife Stock Index Subaccount (Class A) (4/07)
  *..................................................  2008      2.144          1.331         1,837,935
                                                       2007      2.157          2.144         1,918,015

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2008      2.171          1.665           837,337
                                                       2007      2.111          2.171           807,111
                                                       2006      1.971          2.111           760,953

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2008      1.501          1.000             2,953
                                                       2007      1.413          1.501             2,337
                                                       2006      1.276          1.413               511

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2008      1.969          1.126            58,762
                                                       2007      2.017          1.969            53,552

  MSF Oppenheimer Global Equity Subaccount (Class A)
  (4/06) *...........................................  2008      1.108          0.652         1,630,843
                                                       2007      1.055          1.108         1,593,176
                                                       2006      0.996          1.055         1,844,071

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2008      1.760          1.155           118,331
                                                       2007      1.811          1.760           114,260

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.437          0.878                --

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2008      1.529          1.007           171,898

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      2.132          2.216                --
                                                       2006      2.003          2.132           115,932

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2008      1.752          1.726           250,086
                                                       2007      1.699          1.752           244,047
                                                       2006      1.638          1.699           250,537

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2008      1.355          1.401           260,317
                                                       2007      1.262          1.355           131,730
                                                       2006      1.231          1.262           188,291
                                                       2005      1.218          1.231           176,667
                                                       2004      1.176          1.218            99,924
                                                       2003      1.134          1.176            69,312
                                                       2002      1.054          1.134            43,128
                                                       2001      1.000          1.054             7,564

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2008      0.980          0.910                --
                                                       2007      0.900          0.980            24,709
                                                       2006      0.821          0.900            21,340
                                                       2005      0.775          0.821            18,531
                                                       2004      0.730          0.775            16,954
                                                       2003      0.560          0.730            17,380
                                                       2002      0.806          0.560            11,361
                                                       2001      1.000          0.806             2,387

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.417          1.535                --
                                                       2006      1.124          1.417            46,362
                                                       2005      1.015          1.124            41,099
                                                       2004      0.885          1.015            38,089
                                                       2003      0.697          0.885            34,761
                                                       2002      0.858          0.697            13,050
                                                       2001      1.000          0.858             5,115

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.114                --
                                                       2006      1.708          1.978           112,489
                                                       2005      1.617          1.708            87,228
                                                       2004      1.298          1.617            99,131
                                                       2003      0.879          1.298            50,998
                                                       2002      1.089          0.879            20,903
                                                       2001      1.000          1.089             2,938

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.936          0.997                --
                                                       2005      0.872          0.936            33,734
                                                       2004      0.829          0.872            33,691
                                                       2003      0.650          0.829            19,681
                                                       2002      0.864          0.650             9,555
                                                       2001      1.000          0.864             1,220

  Travelers Convertible Securities Subaccount
  (8/99).............................................  2006      1.418          1.513                --
                                                       2005      1.432          1.418             8,176
                                                       2004      1.364          1.432             8,581
                                                       2003      1.095          1.364             8,119
                                                       2002      1.192          1.095             5,244
                                                       2001      1.218          1.192             1,191
                                                       2000      1.097          1.218               179
                                                       1999      1.000          1.097                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (9/98).............................................  2006      2.239          2.448                --
                                                       2005      2.017          2.239            94,671
                                                       2004      1.755          2.017           188,652
                                                       2003      1.329          1.755           139,688
                                                       2002      1.572          1.329            94,044
                                                       2001      1.659          1.572            36,696
                                                       2000      1.442          1.659             1,270
                                                       1999      1.287          1.442               542

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (10/98)............................................  2006      1.211          1.287                --
                                                       2005      1.095          1.211            11,733
                                                       2004      0.957          1.095            26,198
                                                       2003      0.800          0.957            29,144
                                                       2002      1.083          0.800            21,285
                                                       2001      1.415          1.083            13,530
                                                       2000      1.518          1.415             2,997
                                                       1999      1.243          1.518               350

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/98)............................................  2006      1.249          1.323                --
                                                       2005      1.228          1.249           192,771
                                                       2004      1.090          1.228           229,344
                                                       2003      0.806          1.090           194,788
                                                       2002      1.596          0.806           121,825
                                                       2001      2.118          1.596            53,126
                                                       2000      1.962          2.118             5,885
                                                       1999      1.211          1.962                --

  Travelers MFS(R) Total Return Subaccount (10/96)...  2006      1.907          1.971                --
                                                       2005      1.877          1.907           696,378
                                                       2004      1.706          1.877           728,163
                                                       2003      1.483          1.706           578,646
                                                       2002      1.586          1.483           487,466
                                                       2001      1.607          1.586           293,600
                                                       2000      1.395          1.607           151,272
                                                       1999      1.377          1.395           136,549

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                --
                                                       2005      1.123          1.180             3,791
                                                       2004      1.000          1.123                --

  Travelers Pioneer Fund Subaccount (10/96)..........  2006      1.324          1.406                --
                                                       2005      1.265          1.324            74,740
                                                       2004      1.153          1.265            82,200
                                                       2003      0.944          1.153            75,413
                                                       2002      1.370          0.944            60,637
                                                       2001      1.803          1.370            57,561
                                                       2000      1.470          1.803             6,646
                                                       1999      1.490          1.470             5,986

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (10/96)............................................  2006      1.501          1.518                --
                                                       2005      1.467          1.501           140,375
                                                       2004      1.340          1.467           119,798
                                                       2003      1.135          1.340           126,594
                                                       2002      1.086          1.135           106,221
                                                       2001      1.056          1.086           153,641
                                                       2000      1.074          1.056           153,349
                                                       1999      1.076          1.074           227,738

  Travelers Quality Bond Subaccount (9/97)...........  2006      1.373          1.361                --
                                                       2005      1.368          1.373           237,104
                                                       2004      1.342          1.368           264,155
                                                       2003      1.271          1.342           242,682
                                                       2002      1.217          1.271           221,234
                                                       2001      1.151          1.217           173,332
                                                       2000      1.090          1.151           142,435
                                                       1999      1.092          1.090           139,811

  Travelers Strategic Equity Subaccount (10/96)......  2006      1.462          1.527                --
                                                       2005      1.452          1.462           368,572
                                                       2004      1.334          1.452           445,637
                                                       2003      1.020          1.334           428,053
                                                       2002      1.556          1.020           372,812
                                                       2001      1.819          1.556           255,561
                                                       2000      2.254          1.819           255,841
                                                       1999      1.726          2.254           182,765

  Travelers U.S. Government Securities Subaccount
  (10/96)............................................  2006      1.698          1.638                --
                                                       2005      1.649          1.698           317,572
                                                       2004      1.574          1.649           343,548
                                                       2003      1.552          1.574           319,796
                                                       2002      1.383          1.552           261,077
                                                       2001      1.324          1.383           186,516
                                                       2000      1.172          1.324           138,106
                                                       1999      1.239          1.172           110,011

Van Kampen Life Investment Trust
  Van Kampen LIT Capital Growth Subaccount (Class II)
  (5/01).............................................  2008      0.887          0.847                --
                                                       2007      0.771          0.887            70,008
                                                       2006      0.761          0.771            70,659
                                                       2005      0.716          0.761            63,792
                                                       2004      0.679          0.716            52,461
                                                       2003      0.542          0.679            44,736
                                                       2002      0.815          0.542            26,158
                                                       2001      1.000          0.815             4,939

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2008      1.000          0.562            34,977
                                                       2007      0.901          1.000            48,019
                                                       2006      0.855          0.901            54,019
                                                       2005      0.803          0.855            46,501
                                                       2004      0.784          0.803            35,761
                                                       2003      0.632          0.784            22,230
                                                       2002      0.909          0.632             8,253
                                                       2001      1.000          0.909               426




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2008.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2008 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.- BlackRock Diversified Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGES





                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  Lehman Brothers(R) Aggregate Bond Index      Barclays Capital Aggregate Bond Index
     Portfolio -- Class A                           Portfolio -- Class A
JANUS ASPEN SERIES                             JANUS ASPEN SERIES
     Worldwide Growth Portfolio -- Service     Worldwide Portfolio -- Service Shares
       Shares
     Mid Cap Growth Portfolio -- Service       Enterprise Portfolio -- Service Shares
       Shares


UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  Met/AIM Capital Appreciation                 BlackRock Legacy Large Cap Growth
     Portfolio -- Class A                           Portfolio -- Class A
  Legg Mason Partners Managed Assets           BlackRock Diversified Portfolio -- Class A
     Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
     Capital Guardian U.S. Equity              Pioneer Fund Portfolio -- Class A
       Portfolio -- Class A
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
     FI Large Cap Portfolio -- Class A         BlackRock Legacy Large Cap Growth
                                                    Portfolio -- Class A


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were replaced by the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  PIMCO VIT Total Return                       PIMCO Total Return Portfolio -- Class B
     Portfolio -- Administrative Class

UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.

      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND, INC.                 METROPOLITAN SERIES FUND, INC.
  BlackRock Legacy Large Cap Growth              BlackRock Legacy Large Cap Growth
     Portfolio -- Class B                           Portfolio -- Class A

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund                 American Funds Global Growth Fund
  Series(R)
American Funds Insurance           Growth-Income Fund                 American Funds Growth-Income Fund
  Series(R)
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Enterprise Portfolio               Janus Aspen Series Enterprise
                                                                      Portfolio
Janus Aspen Series                 Worldwide Portfolio                Janus Aspen Series Worldwide
                                                                      Portfolio
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
  Products                         Portfolio                          Appreciation Portfolio
Fidelity(R) Variable Insurance     Equity-Income Portfolio            Fidelity VIP Equity-Income
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     High Income Portfolio              Fidelity VIP High Income
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products




                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

         ANNUITY CONTRACT                                                       MARKETING NAME
---------------------------------                                     ---------------------------------
Registered Fixed Account Option                                       Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Services

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Taxes

          Independent Registered Public Accounting Firms

          Condensed Financial Information

          Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name:

Address:

Form:SAI Book 15

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.


     -    Barclays Capital Aggregate Bond Index Portfolio


     -    BlackRock Bond Income Portfolio

     -    BlackRock High Yield Portfolio

     -    Fidelity((R) )VIP High Income Portfolio

     -    Legg Mason Partners Variable Adjustable Rate Income Portfolio

     -    Legg Mason Partners Variable High Income Portfolio

     -    Legg Mason Partners Variable Money Market Portfolio



     -    Lord Abbett Bond Debenture Portfolio

     -    PIMCO Inflation Protected Bond Portfolio

     -    PIMCO Total Return Portfolio



     -    Western Asset Management U.S. Government Portfolio


                                       F-1